UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity®
Convertible Securities
Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.85%
Actual		$ 1,000.00	$ 1,148.80	$ 4.55
Hypothetical A		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.13%
Actual		$ 1,000.00	$ 1,146.90	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.70%
Actual		$ 1,000.00	$ 1,143.70	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,016.45	$ 8.55
Class C	1.63%
Actual		$ 1,000.00	$ 1,144.30	$ 8.71
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.20
Convertible Securities	.57%
Actual		$ 1,000.00	$ 1,150.40	$ 3.06
Hypothetical A		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,149.90	$ 3.27
Hypothetical A		$ 1,000.00	$ 1,021.89	$ 3.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	6.2	3.0
Peabody Energy Corp. 4.75% 12/15/66	5.6	6.6
Wells Fargo & Co. 7.50%	4.8	5.1
El Paso Corp.	4.0	0.0
MGM Mirage, Inc. 4.25% 4/15/15	3.5	0.0
Intel Corp. 3.25% 8/1/39	2.6	3.0
Ford Motor Co. 4.25% 11/15/16	2.6	3.3
Alpha Natural Resources, Inc. 2.375% 4/15/15	2.5	1.8
Chesapeake Energy Corp. 2.5% 5/15/37	2.4	2.3
Hertz Global Holdings, Inc. 5.25% 6/1/14	2.1	2.0
	36.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	20.7	23.4
Information Technology	19.1	17.9
Consumer Discretionary	17.1	13.0
Industrials	11.9	13.1
Financials	11.6	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Convertible Securities 83.4%		Convertible Securities 88.7%
	Stocks 12.1%		Stocks 9.6%
	Nonconvertible Bonds 0.0%		Nonconvertible Bonds 0.1%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	5.0%	** Foreign investments	4.2%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 62.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 2,021
Automobiles - 2.6%
Ford Motor Co. 4.25% 11/15/16	40,000	71,684
Diversified Consumer Services - 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	15,346
Regis Corp. 5% 7/15/14	2,230	2,658
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	10,973
		28,977
Hotels, Restaurants & Leisure - 3.5%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	95,365
Media - 1.1%
Virgin Media, Inc. 6.5% 11/15/16	8,000	15,330
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	15,400
		30,730
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,970
TOTAL CONSUMER DISCRETIONARY		231,747
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,593
Food Products - 0.9%
Smithfield Foods, Inc. 4% 6/30/13	22,250	25,890
TOTAL CONSUMER STAPLES		41,483
ENERGY - 15.6%
Energy Equipment & Services - 1.6%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,675
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	7,663
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,855
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	11,219
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	7,219
		42,631
Oil, Gas & Consumable Fuels - 14.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	52,000	67,501
Chesapeake Energy Corp. 2.5% 5/15/37	60,250	66,787
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. 4% 4/1/17	$ 2,160	$ 5,584
Peabody Energy Corp. 4.75% 12/15/66	122,250	154,035
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	31,700
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	15,244
Western Refining, Inc. 5.75% 6/15/14	24,185	43,088
		383,939
TOTAL ENERGY		426,570
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	19,877
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 2.4%
Alere, Inc. 3% 5/15/16	31,000	35,960
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	19,740
SonoSite, Inc. 3.75% 7/15/14	7,000	8,105
Volcano Corp. 2.875% 9/1/15	1,890	2,398
		66,203
Health Care Providers & Services - 0.2%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,003
3.75% 12/15/25	3,610	4,807
		6,810
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,160
Pharmaceuticals - 1.2%
Akorn, Inc. 3.5% 6/1/16 (g)	5,000	5,294
Biovail Corp. 5.375% 8/1/14 (g)	5,000	18,445
Nektar Therapeutics 3.25% 9/28/12	9,000	8,904
		32,643
TOTAL HEALTH CARE		109,816
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.7%
GenCorp, Inc. 4.0625% 12/31/39	$ 7,830	$ 7,967
Textron, Inc. 4.5% 5/1/13	6,440	11,701
		19,668
Airlines - 3.2%
AMR Corp. 6.25% 10/15/14	17,990	18,416
Continental Airlines, Inc. 4.5% 1/15/15	9,280	13,734
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,512
4.5% 6/30/21	5,000	5,006
6% 10/15/29	3,600	10,575
US Airways Group, Inc.:
7% 9/30/20 (g)	4,810	4,804
7.25% 5/15/14	11,200	24,349
		87,396
Commercial Services & Supplies - 1.2%
Metalico, Inc. 7% 4/30/28	34,000	31,620
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14	8,000	12,345
Electrical Equipment - 0.7%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	20,190
Machinery - 2.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,376
2.375% 5/15/26	8,000	7,820
3.5% 4/1/18 (g)	2,860	2,948
Terex Corp. 4% 6/1/15	19,590	38,559
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,900
		70,603
Marine - 0.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	23,460
Road & Rail - 2.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	58,052
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	960	2,466
TOTAL INDUSTRIALS		325,800
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.2%
Finisar Corp. 5% 10/15/29 (g)	$ 2,500	$ 6,216
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	14,989
L-3 Communications Corp. 3% 8/1/35	3,000	3,038
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	9,875
		34,118
Computers & Peripherals - 1.8%
EMC Corp.:
1.75% 12/1/13 (g)	17,000	30,738
1.75% 12/1/13	10,000	18,081
		48,819
Electronic Equipment & Components - 1.6%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,527
Itron, Inc. 2.5% 8/1/26	5,000	5,025
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,888
SYNNEX Corp. 4% 5/15/18	10,000	12,818
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (g)	7,000	8,800
2.25% 5/15/41 (g)	7,000	6,871
		42,929
Internet Software & Services - 1.4%
Equinix, Inc.:
3% 10/15/14	10,000	11,335
4.75% 6/15/16	10,000	14,224
VeriSign, Inc. 3.25% 8/15/37	10,000	11,909
		37,468
IT Services - 1.8%
Alliance Data Systems Corp. 4.75% 5/15/14	10,200	21,152
CACI International, Inc. 2.125% 5/1/14	6,000	7,680
DST Systems, Inc. 4.125% 8/15/23	8,267	9,631
Telvent GIT SA 5.5% 4/15/15 (g)	9,000	10,992
		49,455
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	12,371
Amkor Technology, Inc. 6% 4/15/14	13,890	31,564
Evergreen Solar, Inc. 4% 7/15/20	2,000	723
Intel Corp. 3.25% 8/1/39	58,000	72,126
Micron Technology, Inc. 4.25% 10/15/13	6,130	12,934
Novellus Systems, Inc. 2.625% 5/15/41 (g)	20,000	21,622
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	$ 3,750	$ 6,162
2.625% 12/15/26	35,330	44,869
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,025
SunPower Corp. 4.75% 4/15/14	2,020	2,194
Xilinx, Inc. 3.125% 3/15/37	10,000	12,478
		228,068
Software - 1.1%
Nuance Communications, Inc. 2.75% 8/15/27	23,085	30,559
TOTAL INFORMATION TECHNOLOGY		471,416
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. 5.25% 3/15/14	5,000	13,431
ArcelorMittal SA 5% 5/15/14	2,170	2,974
Goldcorp, Inc. 2% 8/1/14	5,000	6,332
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,935
		29,672
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	9,990	10,052
Level 3 Communications, Inc. 7% 3/15/15	10,000	15,613
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,613
		33,278
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	32,302
TOTAL TELECOMMUNICATION SERVICES		65,580
TOTAL CONVERTIBLE BONDS (Cost $1,430,006)		1,721,961
Common Stocks - 12.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Johnson Controls, Inc.	344,134	$ 13,628
Diversified Consumer Services - 0.3%
Service Corp. International	643,000	7,382
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(e)(f)	230,377	34
Media - 0.0%
HMH Holdings, Inc. (a)(h)	52,880	251
HMH Holdings, Inc. warrants 3/9/17 (a)(h)	164,823	82
		333
TOTAL CONSUMER DISCRETIONARY		21,377
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd.	97,596	7,266
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.	513,600	16,096
El Paso Corp.	5,191,964	109,291
McMoRan Exploration Co. (a)(e)	450,000	8,289
		133,676
FINANCIALS - 1.8%
Commercial Banks - 1.8%
Huntington Bancshares, Inc.	5,620,500	37,095
KeyCorp	1,608,600	13,625
		50,720
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International, Inc. (Canada)	395,333	20,722
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Finisar Corp. (a)	374,120	8,986
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	12,471
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)(e)	843,200	$ 5,388
ON Semiconductor Corp. (a)	2,169,500	24,342
		29,730
TOTAL INFORMATION TECHNOLOGY		51,187
MATERIALS - 1.7%
Chemicals - 1.7%
Celanese Corp. Class A	896,330	46,690
TOTAL COMMON STOCKS (Cost $231,423)		331,638
Convertible Preferred Stocks - 20.5%

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. 5.875%	100,000	5,858
Automobiles - 6.2%
General Motors Co. 4.75%	3,361,600	168,414
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	2,085
Leisure Equipment & Products - 0.4%
Callaway Golf Co. 7.50%	100,000	11,438
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	10,805
LodgeNet Entertainment Corp. 10.00% (g)	11,118	13,665
		24,470
TOTAL CONSUMER DISCRETIONARY		212,265
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Archer Daniels Midland Co. 6.25%	600,000	24,492
Bunge Ltd. 4.875%	237,000	24,855
		49,347
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	94,200	$ 6,267
FINANCIALS - 9.1%
Commercial Banks - 4.9%
Huntington Bancshares, Inc. 8.50%	2,100	2,415
Wells Fargo & Co. 7.50%	120,550	130,797
		133,212
Diversified Financial Services - 3.8%
Bank of America Corp. Series L, 7.25%	47,085	49,439
Citigroup, Inc. 7.50%	444,900	53,610
		103,049
Insurance - 0.2%
Assured Guaranty Ltd. 8.50%	100,000	6,988
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. 6.50%	98,800	5,212
TOTAL FINANCIALS		248,461
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Tenet Healthcare Corp. 7.00%	40,000	41,664
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	38,300	2,097
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $541,867)		560,101
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	89,167,402	$ 89,167
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,978,750	7,979
TOTAL MONEY MARKET FUNDS (Cost $97,146)		97,146
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,300,442)		2,710,846
NET OTHER ASSETS (LIABILITIES) - 1.0%		28,042
NET ASSETS - 100%		$ 2,738,888
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,804,000 or 11.3% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $333,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	12
Total	$ 107
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 389	$ -	$ -	$ -	$ 34
Total	$ 389	$ -	$ -	$ -	$ 34
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 233,642	$ 189,458	$ 44,102	$ 82
Consumer Staples	56,613	31,758	24,855	-
Energy	139,943	139,943	-	-
Financials	299,181	286,981	12,200	-
Health Care	62,386	20,722	41,664	-
Information Technology	51,187	51,187	-	-
Materials	46,690	46,690	-	-
Utilities	2,097	2,097	-	-
Corporate Bonds	1,721,961	-	1,721,961	-
Money Market Funds	97,146	97,146	-	-
Total Investments in Securities:	$ 2,710,846	$ 865,982	$ 1,844,782	$ 82
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	598
Cost of Purchases	-
Proceeds of Sales	(2,392)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 82
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	4.4%
BBB	3.5%
BB	21.4%
B	10.8%
CCC,CC,C	9.9%
Not Rated	12.9%
Equities	32.6%
Short-Term Investments and Net Other Assets	4.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $298,128,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,730) - See accompanying schedule: Unaffiliated issuers (cost $2,198,656)	$ 2,613,666
Fidelity Central Funds (cost $97,146)	97,146
Other affiliated issuers (cost $4,640)	34
Total Investments (cost $2,300,442)		$ 2,710,846
Receivable for investments sold		24,009
Receivable for fund shares sold		2,463
Dividends receivable		5,378
Interest receivable		13,034
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		1
Other receivables		5
Total assets		2,755,752

Liabilities
Payable for investments purchased	$ 5,000
Payable for fund shares redeemed	2,593
Accrued management fee	756
Distribution and service plan fees payable	26
Other affiliated payables	473
Other payables and accrued expenses	37
Collateral on securities loaned, at value	7,979
Total liabilities		16,864

Net Assets		$ 2,738,888
Net Assets consist of:
Paid in capital		$ 2,506,992
Undistributed net investment income		23,587
Accumulated undistributed net realized gain (loss) on investments		(202,095)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		410,404
Net Assets		$ 2,738,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,820.4 ÷ 1,708.85 shares)	$ 27.40

Maximum offering price per share (100/94.25 of $27.40)	$ 29.07
Class T: Net Asset Value and redemption price per share ($8,116.6 ÷ 296.22 shares)	$ 27.40

Maximum offering price per share (100/96.50 of $27.40)	$ 28.39
Class B: Net Asset Value and offering price per share ($1,527.7 ÷ 55.87 shares)A	$ 27.34

Class C: Net Asset Value and offering price per share ($16,082.4 ÷ 589.42 shares)A	$ 27.29

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,636,789.0 ÷ 95,933.58 shares)	$ 27.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,551.9 ÷ 1,076.42 shares)	$ 27.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 18,010
Interest		28,336
Income from Fidelity Central Funds		107
Total income		46,453

Expenses
Management fee Basic fee	$ 6,001
Performance adjustment	(1,397)
Transfer agent fees	2,364
Distribution and service plan fees	114
Accounting and security lending fees	392
Custodian fees and expenses	17
Independent trustees' compensation	7
Registration fees	118
Audit	42
Legal	9
Miscellaneous	16
Total expenses before reductions	7,683
Expense reductions	(11)	7,672
Net investment income (loss)		38,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		99,576
Change in net unrealized appreciation (depreciation) on investment securities		212,113
Net gain (loss)		311,689
Net increase (decrease) in net assets resulting from operations		$ 350,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,781	$ 84,135
Net realized gain (loss)	99,576	77,314
Change in net unrealized appreciation (depreciation)	212,113	227,214
Net increase (decrease) in net assets resulting from operations	350,470	388,663
Distributions to shareholders from net investment income	(41,328)	(87,526)
Share transactions - net increase (decrease)	108,463	(332,532)
Total increase (decrease) in net assets	417,605	(31,395)

Net Assets
Beginning of period	2,321,283	2,352,678
End of period (including undistributed net investment income of $23,587 and undistributed net investment income of $26,134, respectively)	$ 2,738,888	$ 2,321,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.35	.75	.58
Net realized and unrealized gain (loss)	3.23	3.01	8.53
Total from investment operations	3.58	3.76	9.11
Distributions from net investment income	(.40)	(.79)	(.65)
Net asset value, end of period	$ 27.40	$ 24.22	$ 21.25
Total Return B,C,D	14.88%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.87%	1.04% A
Expenses net of fee waivers, if any	.85% A	.87%	1.04% A
Expenses net of all reductions	.85% A	.87%	1.04% A
Net investment income (loss)	2.68% A	3.29%	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 19	$ 6
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.32	.69	.57
Net realized and unrealized gain (loss)	3.22	3.01	8.52
Total from investment operations	3.54	3.70	9.09
Distributions from net investment income	(.37)	(.72)	(.63)
Net asset value, end of period	$ 27.40	$ 24.23	$ 21.25
Total Return B,C,D	14.69%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.13%	1.25% A
Expenses net of fee waivers, if any	1.13% A	1.13%	1.25% A
Expenses net of all reductions	1.13% A	1.13%	1.25% A
Net investment income (loss)	2.40% A	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 2
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.24	.56	.50
Net realized and unrealized gain (loss)	3.22	3.01	8.51
Total from investment operations	3.46	3.57	9.01
Distributions from net investment income	(.29)	(.62)	(.58)
Net asset value, end of period	$ 27.34	$ 24.17	$ 21.22
Total Return B,C,D	14.37%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.69%	1.78% A
Expenses net of fee waivers, if any	1.70% A	1.69%	1.78% A
Expenses net of all reductions	1.70% A	1.69%	1.78% A
Net investment income (loss)	1.84% A	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1	$ 1
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.25	.56	.47
Net realized and unrealized gain (loss)	3.21	3.01	8.53
Total from investment operations	3.46	3.57	9.00
Distributions from net investment income	(.31)	(.63)	(.59)
Net asset value, end of period	$ 27.29	$ 24.14	$ 21.20
Total Return B,C,D	14.43%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.66%	1.80% A
Expenses net of fee waivers, if any	1.63% A	1.66%	1.80% A
Expenses net of all reductions	1.63% A	1.66%	1.80% A
Net investment income (loss)	1.91% A	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 5	$ 2
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Income from Investment Operations
Net investment income (loss) D	.39	.81	.96	.76	.59	.49
Net realized and unrealized gain (loss)	3.23	3.02	7.78	(14.43)	3.43	3.09
Total from investment operations	3.62	3.83	8.74	(13.67)	4.02	3.58
Distributions from net investment income	(.42)	(.84)	(.99)	(.64)	(.50)	(.50)
Distributions from net realized gain	-	-	-	(.85)	(.02)	(.01)
Total distributions	(.42)	(.84)	(.99)	(1.49)	(.52)	(.51)
Net asset value, end of period	$ 27.49	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21
Total Return B,C	15.04%	18.37%	67.65%	(50.09)%	16.02%	16.38%
Ratios to Average Net Assets E,G
Expenses before reductions	.57% A	.59%	.70%	.78%	.79%	.83%
Expenses net of fee waivers, if any	.57% A	.59%	.69%	.78%	.79%	.83%
Expenses net of all reductions	.57% A	.59%	.69%	.78%	.79%	.83%
Net investment income (loss)	2.96% A	3.57%	5.59%	3.06%	2.11%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 2,637	$ 2,287	$ 2,340	$ 1,439	$ 2,919	$ 2,083
Portfolio turnover rate F	30% A	28%	31%	39%	24%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.39	.80	.63
Net realized and unrealized gain (loss)	3.22	3.02	8.54
Total from investment operations	3.61	3.82	9.17
Distributions from net investment income	(.43)	(.84)	(.67)
Net asset value, end of period	$ 27.45	$ 24.27	$ 21.29
Total Return B,C	14.99%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.61% A	.60%	.73% A
Expenses net of fee waivers, if any	.61% A	.60%	.73% A
Expenses net of all reductions	.61% A	.60%	.73% A
Net investment income (loss)	2.92% A	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 6	$ 3
Portfolio turnover rate F	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 478,459
Gross unrealized depreciation	(62,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 416,131
Tax cost	$ 2,294,715

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $392,813 and $374,746, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 40	$ 3
Class T	.25%	.25%	15	-
Class B	.75%	.25%	7	5
Class C	.75%	.25%	52	32
			$ 114	$ 40

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	2
Class B*	1
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33.21
Class T	7.24
Class B	2.30
Class C	12.23
Convertible Securities	2,290.18
Institutional Class	20.22
	$ 2,364

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes one hundred thirteen dollars from securities loaned to FCM. Total security lending income during the period amounted to $12.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 419	$ 362
Class T	72	84
Class B	14	26
Class C	99	87
Convertible Securities	40,483	86,745
Institutional Class	241	222
Total	$ 41,328	$ 87,526

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,187	1,087	$ 31,556	$ 24,711
Reinvestment of distributions	13	13	327	297
Shares redeemed	(269)	(592)	(7,082)	(13,289)
Net increase (decrease)	931	508	$ 24,801	$ 11,719
Class T
Shares sold	165	218	$ 4,400	$ 5,074
Reinvestment of distributions	3	4	70	81
Shares redeemed	(17)	(168)	(462)	(3,714)
Net increase (decrease)	151	54	$ 4,008	$ 1,441
Class B
Shares sold	16	44	$ 413	$ 1,007
Reinvestment of distributions	-	1	10	17
Shares redeemed	(8)	(27)	(206)	(604)
Net increase (decrease)	8	18	$ 217	$ 420
Class C
Shares sold	398	180	$ 10,561	$ 4,099
Reinvestment of distributions	3	3	74	72
Shares redeemed	(22)	(52)	(587)	(1,197)
Net increase (decrease)	379	131	$ 10,048	$ 2,974
Convertible Securities
Shares sold	15,097	18,970	$ 401,986	$ 430,425
Reinvestment of distributions	1,391	3,506	36,002	78,155
Shares redeemed	(14,696)	(38,186)	(390,510)	(860,169)
Net increase (decrease)	1,792	(15,710)	$ 47,478	$ (351,589)
Institutional Class
Shares sold	971	400	$ 25,898	$ 9,185
Reinvestment of distributions	6	6	147	133
Shares redeemed	(154)	(298)	(4,134)	(6,815)
Net increase (decrease)	823	108	$ 21,911	$ 2,503

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CVS-USAN-0711
1.786810.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Convertible Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2011

Class A, Class T, Class B, and Class C are classes of Fidelity® Convertible Securities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.85%
Actual		$ 1,000.00	$ 1,148.80	$ 4.55
Hypothetical A		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.13%
Actual		$ 1,000.00	$ 1,146.90	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.70%
Actual		$ 1,000.00	$ 1,143.70	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,016.45	$ 8.55
Class C	1.63%
Actual		$ 1,000.00	$ 1,144.30	$ 8.71
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.20
Convertible Securities	.57%
Actual		$ 1,000.00	$ 1,150.40	$ 3.06
Hypothetical A		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,149.90	$ 3.27
Hypothetical A		$ 1,000.00	$ 1,021.89	$ 3.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	6.2	3.0
Peabody Energy Corp. 4.75% 12/15/66	5.6	6.6
Wells Fargo & Co. 7.50%	4.8	5.1
El Paso Corp.	4.0	0.0
MGM Mirage, Inc. 4.25% 4/15/15	3.5	0.0
Intel Corp. 3.25% 8/1/39	2.6	3.0
Ford Motor Co. 4.25% 11/15/16	2.6	3.3
Alpha Natural Resources, Inc. 2.375% 4/15/15	2.5	1.8
Chesapeake Energy Corp. 2.5% 5/15/37	2.4	2.3
Hertz Global Holdings, Inc. 5.25% 6/1/14	2.1	2.0
	36.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	20.7	23.4
Information Technology	19.1	17.9
Consumer Discretionary	17.1	13.0
Industrials	11.9	13.1
Financials	11.6	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Convertible Securities 83.4%		Convertible Securities 88.7%
	Stocks 12.1%		Stocks 9.6%
	Nonconvertible Bonds 0.0%		Nonconvertible Bonds 0.1%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	5.0%	** Foreign investments	4.2%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 62.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 2,021
Automobiles - 2.6%
Ford Motor Co. 4.25% 11/15/16	40,000	71,684
Diversified Consumer Services - 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	15,346
Regis Corp. 5% 7/15/14	2,230	2,658
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	10,973
		28,977
Hotels, Restaurants & Leisure - 3.5%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	95,365
Media - 1.1%
Virgin Media, Inc. 6.5% 11/15/16	8,000	15,330
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	15,400
		30,730
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,970
TOTAL CONSUMER DISCRETIONARY		231,747
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,593
Food Products - 0.9%
Smithfield Foods, Inc. 4% 6/30/13	22,250	25,890
TOTAL CONSUMER STAPLES		41,483
ENERGY - 15.6%
Energy Equipment & Services - 1.6%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,675
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	7,663
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,855
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	11,219
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	7,219
		42,631
Oil, Gas & Consumable Fuels - 14.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	52,000	67,501
Chesapeake Energy Corp. 2.5% 5/15/37	60,250	66,787
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. 4% 4/1/17	$ 2,160	$ 5,584
Peabody Energy Corp. 4.75% 12/15/66	122,250	154,035
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	31,700
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	15,244
Western Refining, Inc. 5.75% 6/15/14	24,185	43,088
		383,939
TOTAL ENERGY		426,570
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	19,877
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 2.4%
Alere, Inc. 3% 5/15/16	31,000	35,960
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	19,740
SonoSite, Inc. 3.75% 7/15/14	7,000	8,105
Volcano Corp. 2.875% 9/1/15	1,890	2,398
		66,203
Health Care Providers & Services - 0.2%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,003
3.75% 12/15/25	3,610	4,807
		6,810
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,160
Pharmaceuticals - 1.2%
Akorn, Inc. 3.5% 6/1/16 (g)	5,000	5,294
Biovail Corp. 5.375% 8/1/14 (g)	5,000	18,445
Nektar Therapeutics 3.25% 9/28/12	9,000	8,904
		32,643
TOTAL HEALTH CARE		109,816
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.7%
GenCorp, Inc. 4.0625% 12/31/39	$ 7,830	$ 7,967
Textron, Inc. 4.5% 5/1/13	6,440	11,701
		19,668
Airlines - 3.2%
AMR Corp. 6.25% 10/15/14	17,990	18,416
Continental Airlines, Inc. 4.5% 1/15/15	9,280	13,734
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,512
4.5% 6/30/21	5,000	5,006
6% 10/15/29	3,600	10,575
US Airways Group, Inc.:
7% 9/30/20 (g)	4,810	4,804
7.25% 5/15/14	11,200	24,349
		87,396
Commercial Services & Supplies - 1.2%
Metalico, Inc. 7% 4/30/28	34,000	31,620
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14	8,000	12,345
Electrical Equipment - 0.7%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	20,190
Machinery - 2.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,376
2.375% 5/15/26	8,000	7,820
3.5% 4/1/18 (g)	2,860	2,948
Terex Corp. 4% 6/1/15	19,590	38,559
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,900
		70,603
Marine - 0.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	23,460
Road & Rail - 2.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	58,052
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	960	2,466
TOTAL INDUSTRIALS		325,800
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.2%
Finisar Corp. 5% 10/15/29 (g)	$ 2,500	$ 6,216
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	14,989
L-3 Communications Corp. 3% 8/1/35	3,000	3,038
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	9,875
		34,118
Computers & Peripherals - 1.8%
EMC Corp.:
1.75% 12/1/13 (g)	17,000	30,738
1.75% 12/1/13	10,000	18,081
		48,819
Electronic Equipment & Components - 1.6%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,527
Itron, Inc. 2.5% 8/1/26	5,000	5,025
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,888
SYNNEX Corp. 4% 5/15/18	10,000	12,818
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (g)	7,000	8,800
2.25% 5/15/41 (g)	7,000	6,871
		42,929
Internet Software & Services - 1.4%
Equinix, Inc.:
3% 10/15/14	10,000	11,335
4.75% 6/15/16	10,000	14,224
VeriSign, Inc. 3.25% 8/15/37	10,000	11,909
		37,468
IT Services - 1.8%
Alliance Data Systems Corp. 4.75% 5/15/14	10,200	21,152
CACI International, Inc. 2.125% 5/1/14	6,000	7,680
DST Systems, Inc. 4.125% 8/15/23	8,267	9,631
Telvent GIT SA 5.5% 4/15/15 (g)	9,000	10,992
		49,455
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	12,371
Amkor Technology, Inc. 6% 4/15/14	13,890	31,564
Evergreen Solar, Inc. 4% 7/15/20	2,000	723
Intel Corp. 3.25% 8/1/39	58,000	72,126
Micron Technology, Inc. 4.25% 10/15/13	6,130	12,934
Novellus Systems, Inc. 2.625% 5/15/41 (g)	20,000	21,622
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	$ 3,750	$ 6,162
2.625% 12/15/26	35,330	44,869
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,025
SunPower Corp. 4.75% 4/15/14	2,020	2,194
Xilinx, Inc. 3.125% 3/15/37	10,000	12,478
		228,068
Software - 1.1%
Nuance Communications, Inc. 2.75% 8/15/27	23,085	30,559
TOTAL INFORMATION TECHNOLOGY		471,416
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. 5.25% 3/15/14	5,000	13,431
ArcelorMittal SA 5% 5/15/14	2,170	2,974
Goldcorp, Inc. 2% 8/1/14	5,000	6,332
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,935
		29,672
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	9,990	10,052
Level 3 Communications, Inc. 7% 3/15/15	10,000	15,613
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,613
		33,278
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	32,302
TOTAL TELECOMMUNICATION SERVICES		65,580
TOTAL CONVERTIBLE BONDS (Cost $1,430,006)		1,721,961
Common Stocks - 12.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Johnson Controls, Inc.	344,134	$ 13,628
Diversified Consumer Services - 0.3%
Service Corp. International	643,000	7,382
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(e)(f)	230,377	34
Media - 0.0%
HMH Holdings, Inc. (a)(h)	52,880	251
HMH Holdings, Inc. warrants 3/9/17 (a)(h)	164,823	82
		333
TOTAL CONSUMER DISCRETIONARY		21,377
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd.	97,596	7,266
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.	513,600	16,096
El Paso Corp.	5,191,964	109,291
McMoRan Exploration Co. (a)(e)	450,000	8,289
		133,676
FINANCIALS - 1.8%
Commercial Banks - 1.8%
Huntington Bancshares, Inc.	5,620,500	37,095
KeyCorp	1,608,600	13,625
		50,720
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International, Inc. (Canada)	395,333	20,722
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Finisar Corp. (a)	374,120	8,986
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	12,471
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)(e)	843,200	$ 5,388
ON Semiconductor Corp. (a)	2,169,500	24,342
		29,730
TOTAL INFORMATION TECHNOLOGY		51,187
MATERIALS - 1.7%
Chemicals - 1.7%
Celanese Corp. Class A	896,330	46,690
TOTAL COMMON STOCKS (Cost $231,423)		331,638
Convertible Preferred Stocks - 20.5%

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. 5.875%	100,000	5,858
Automobiles - 6.2%
General Motors Co. 4.75%	3,361,600	168,414
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	2,085
Leisure Equipment & Products - 0.4%
Callaway Golf Co. 7.50%	100,000	11,438
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	10,805
LodgeNet Entertainment Corp. 10.00% (g)	11,118	13,665
		24,470
TOTAL CONSUMER DISCRETIONARY		212,265
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Archer Daniels Midland Co. 6.25%	600,000	24,492
Bunge Ltd. 4.875%	237,000	24,855
		49,347
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	94,200	$ 6,267
FINANCIALS - 9.1%
Commercial Banks - 4.9%
Huntington Bancshares, Inc. 8.50%	2,100	2,415
Wells Fargo & Co. 7.50%	120,550	130,797
		133,212
Diversified Financial Services - 3.8%
Bank of America Corp. Series L, 7.25%	47,085	49,439
Citigroup, Inc. 7.50%	444,900	53,610
		103,049
Insurance - 0.2%
Assured Guaranty Ltd. 8.50%	100,000	6,988
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. 6.50%	98,800	5,212
TOTAL FINANCIALS		248,461
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Tenet Healthcare Corp. 7.00%	40,000	41,664
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	38,300	2,097
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $541,867)		560,101
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	89,167,402	$ 89,167
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,978,750	7,979
TOTAL MONEY MARKET FUNDS (Cost $97,146)		97,146
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,300,442)		2,710,846
NET OTHER ASSETS (LIABILITIES) - 1.0%		28,042
NET ASSETS - 100%		$ 2,738,888
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,804,000 or 11.3% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $333,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	12
Total	$ 107
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 389	$ -	$ -	$ -	$ 34
Total	$ 389	$ -	$ -	$ -	$ 34
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 233,642	$ 189,458	$ 44,102	$ 82
Consumer Staples	56,613	31,758	24,855	-
Energy	139,943	139,943	-	-
Financials	299,181	286,981	12,200	-
Health Care	62,386	20,722	41,664	-
Information Technology	51,187	51,187	-	-
Materials	46,690	46,690	-	-
Utilities	2,097	2,097	-	-
Corporate Bonds	1,721,961	-	1,721,961	-
Money Market Funds	97,146	97,146	-	-
Total Investments in Securities:	$ 2,710,846	$ 865,982	$ 1,844,782	$ 82
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	598
Cost of Purchases	-
Proceeds of Sales	(2,392)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 82
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	4.4%
BBB	3.5%
BB	21.4%
B	10.8%
CCC,CC,C	9.9%
Not Rated	12.9%
Equities	32.6%
Short-Term Investments and Net Other Assets	4.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $298,128,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,730) - See accompanying schedule: Unaffiliated issuers (cost $2,198,656)	$ 2,613,666
Fidelity Central Funds (cost $97,146)	97,146
Other affiliated issuers (cost $4,640)	34
Total Investments (cost $2,300,442)		$ 2,710,846
Receivable for investments sold		24,009
Receivable for fund shares sold		2,463
Dividends receivable		5,378
Interest receivable		13,034
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		1
Other receivables		5
Total assets		2,755,752

Liabilities
Payable for investments purchased	$ 5,000
Payable for fund shares redeemed	2,593
Accrued management fee	756
Distribution and service plan fees payable	26
Other affiliated payables	473
Other payables and accrued expenses	37
Collateral on securities loaned, at value	7,979
Total liabilities		16,864

Net Assets		$ 2,738,888
Net Assets consist of:
Paid in capital		$ 2,506,992
Undistributed net investment income		23,587
Accumulated undistributed net realized gain (loss) on investments		(202,095)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		410,404
Net Assets		$ 2,738,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,820.4 ÷ 1,708.85 shares)	$ 27.40

Maximum offering price per share (100/94.25 of $27.40)	$ 29.07
Class T: Net Asset Value and redemption price per share ($8,116.6 ÷ 296.22 shares)	$ 27.40

Maximum offering price per share (100/96.50 of $27.40)	$ 28.39
Class B: Net Asset Value and offering price per share ($1,527.7 ÷ 55.87 shares)A	$ 27.34

Class C: Net Asset Value and offering price per share ($16,082.4 ÷ 589.42 shares)A	$ 27.29

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,636,789.0 ÷ 95,933.58 shares)	$ 27.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,551.9 ÷ 1,076.42 shares)	$ 27.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 18,010
Interest		28,336
Income from Fidelity Central Funds		107
Total income		46,453

Expenses
Management fee Basic fee	$ 6,001
Performance adjustment	(1,397)
Transfer agent fees	2,364
Distribution and service plan fees	114
Accounting and security lending fees	392
Custodian fees and expenses	17
Independent trustees' compensation	7
Registration fees	118
Audit	42
Legal	9
Miscellaneous	16
Total expenses before reductions	7,683
Expense reductions	(11)	7,672
Net investment income (loss)		38,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		99,576
Change in net unrealized appreciation (depreciation) on investment securities		212,113
Net gain (loss)		311,689
Net increase (decrease) in net assets resulting from operations		$ 350,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,781	$ 84,135
Net realized gain (loss)	99,576	77,314
Change in net unrealized appreciation (depreciation)	212,113	227,214
Net increase (decrease) in net assets resulting from operations	350,470	388,663
Distributions to shareholders from net investment income	(41,328)	(87,526)
Share transactions - net increase (decrease)	108,463	(332,532)
Total increase (decrease) in net assets	417,605	(31,395)

Net Assets
Beginning of period	2,321,283	2,352,678
End of period (including undistributed net investment income of $23,587 and undistributed net investment income of $26,134, respectively)	$ 2,738,888	$ 2,321,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.35	.75	.58
Net realized and unrealized gain (loss)	3.23	3.01	8.53
Total from investment operations	3.58	3.76	9.11
Distributions from net investment income	(.40)	(.79)	(.65)
Net asset value, end of period	$ 27.40	$ 24.22	$ 21.25
Total Return B,C,D	14.88%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.87%	1.04% A
Expenses net of fee waivers, if any	.85% A	.87%	1.04% A
Expenses net of all reductions	.85% A	.87%	1.04% A
Net investment income (loss)	2.68% A	3.29%	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 19	$ 6
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.32	.69	.57
Net realized and unrealized gain (loss)	3.22	3.01	8.52
Total from investment operations	3.54	3.70	9.09
Distributions from net investment income	(.37)	(.72)	(.63)
Net asset value, end of period	$ 27.40	$ 24.23	$ 21.25
Total Return B,C,D	14.69%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.13%	1.25% A
Expenses net of fee waivers, if any	1.13% A	1.13%	1.25% A
Expenses net of all reductions	1.13% A	1.13%	1.25% A
Net investment income (loss)	2.40% A	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 2
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.24	.56	.50
Net realized and unrealized gain (loss)	3.22	3.01	8.51
Total from investment operations	3.46	3.57	9.01
Distributions from net investment income	(.29)	(.62)	(.58)
Net asset value, end of period	$ 27.34	$ 24.17	$ 21.22
Total Return B,C,D	14.37%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.69%	1.78% A
Expenses net of fee waivers, if any	1.70% A	1.69%	1.78% A
Expenses net of all reductions	1.70% A	1.69%	1.78% A
Net investment income (loss)	1.84% A	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1	$ 1
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.25	.56	.47
Net realized and unrealized gain (loss)	3.21	3.01	8.53
Total from investment operations	3.46	3.57	9.00
Distributions from net investment income	(.31)	(.63)	(.59)
Net asset value, end of period	$ 27.29	$ 24.14	$ 21.20
Total Return B,C,D	14.43%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.66%	1.80% A
Expenses net of fee waivers, if any	1.63% A	1.66%	1.80% A
Expenses net of all reductions	1.63% A	1.66%	1.80% A
Net investment income (loss)	1.91% A	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 5	$ 2
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Income from Investment Operations
Net investment income (loss) D	.39	.81	.96	.76	.59	.49
Net realized and unrealized gain (loss)	3.23	3.02	7.78	(14.43)	3.43	3.09
Total from investment operations	3.62	3.83	8.74	(13.67)	4.02	3.58
Distributions from net investment income	(.42)	(.84)	(.99)	(.64)	(.50)	(.50)
Distributions from net realized gain	-	-	-	(.85)	(.02)	(.01)
Total distributions	(.42)	(.84)	(.99)	(1.49)	(.52)	(.51)
Net asset value, end of period	$ 27.49	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21
Total Return B,C	15.04%	18.37%	67.65%	(50.09)%	16.02%	16.38%
Ratios to Average Net Assets E,G
Expenses before reductions	.57% A	.59%	.70%	.78%	.79%	.83%
Expenses net of fee waivers, if any	.57% A	.59%	.69%	.78%	.79%	.83%
Expenses net of all reductions	.57% A	.59%	.69%	.78%	.79%	.83%
Net investment income (loss)	2.96% A	3.57%	5.59%	3.06%	2.11%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 2,637	$ 2,287	$ 2,340	$ 1,439	$ 2,919	$ 2,083
Portfolio turnover rate F	30% A	28%	31%	39%	24%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.39	.80	.63
Net realized and unrealized gain (loss)	3.22	3.02	8.54
Total from investment operations	3.61	3.82	9.17
Distributions from net investment income	(.43)	(.84)	(.67)
Net asset value, end of period	$ 27.45	$ 24.27	$ 21.29
Total Return B,C	14.99%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.61% A	.60%	.73% A
Expenses net of fee waivers, if any	.61% A	.60%	.73% A
Expenses net of all reductions	.61% A	.60%	.73% A
Net investment income (loss)	2.92% A	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 6	$ 3
Portfolio turnover rate F	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 478,459
Gross unrealized depreciation	(62,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 416,131
Tax cost	$ 2,294,715

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $392,813 and $374,746, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 40	$ 3
Class T	.25%	.25%	15	-
Class B	.75%	.25%	7	5
Class C	.75%	.25%	52	32
			$ 114	$ 40

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	2
Class B*	1
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33.21
Class T	7.24
Class B	2.30
Class C	12.23
Convertible Securities	2,290.18
Institutional Class	20.22
	$ 2,364

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes one hundred thirteen dollars from securities loaned to FCM. Total security lending income during the period amounted to $12.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 419	$ 362
Class T	72	84
Class B	14	26
Class C	99	87
Convertible Securities	40,483	86,745
Institutional Class	241	222
Total	$ 41,328	$ 87,526

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,187	1,087	$ 31,556	$ 24,711
Reinvestment of distributions	13	13	327	297
Shares redeemed	(269)	(592)	(7,082)	(13,289)
Net increase (decrease)	931	508	$ 24,801	$ 11,719
Class T
Shares sold	165	218	$ 4,400	$ 5,074
Reinvestment of distributions	3	4	70	81
Shares redeemed	(17)	(168)	(462)	(3,714)
Net increase (decrease)	151	54	$ 4,008	$ 1,441
Class B
Shares sold	16	44	$ 413	$ 1,007
Reinvestment of distributions	-	1	10	17
Shares redeemed	(8)	(27)	(206)	(604)
Net increase (decrease)	8	18	$ 217	$ 420
Class C
Shares sold	398	180	$ 10,561	$ 4,099
Reinvestment of distributions	3	3	74	72
Shares redeemed	(22)	(52)	(587)	(1,197)
Net increase (decrease)	379	131	$ 10,048	$ 2,974
Convertible Securities
Shares sold	15,097	18,970	$ 401,986	$ 430,425
Reinvestment of distributions	1,391	3,506	36,002	78,155
Shares redeemed	(14,696)	(38,186)	(390,510)	(860,169)
Net increase (decrease)	1,792	(15,710)	$ 47,478	$ (351,589)
Institutional Class
Shares sold	971	400	$ 25,898	$ 9,185
Reinvestment of distributions	6	6	147	133
Shares redeemed	(154)	(298)	(4,134)	(6,815)
Net increase (decrease)	823	108	$ 21,911	$ 2,503

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ACVS-USAN-0711
1.884069.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Convertible Securities
Fund - Institutional Class

Semiannual Report

May 31, 2011

Institutional Class is a class
of Fidelity® Convertible
Securities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	.85%
Actual		$ 1,000.00	$ 1,148.80	$ 4.55
Hypothetical A		$ 1,000.00	$ 1,020.69	$ 4.28
Class T	1.13%
Actual		$ 1,000.00	$ 1,146.90	$ 6.05
Hypothetical A		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.70%
Actual		$ 1,000.00	$ 1,143.70	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,016.45	$ 8.55
Class C	1.63%
Actual		$ 1,000.00	$ 1,144.30	$ 8.71
Hypothetical A		$ 1,000.00	$ 1,016.80	$ 8.20
Convertible Securities	.57%
Actual		$ 1,000.00	$ 1,150.40	$ 3.06
Hypothetical A		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,149.90	$ 3.27
Hypothetical A		$ 1,000.00	$ 1,021.89	$ 3.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	6.2	3.0
Peabody Energy Corp. 4.75% 12/15/66	5.6	6.6
Wells Fargo & Co. 7.50%	4.8	5.1
El Paso Corp.	4.0	0.0
MGM Mirage, Inc. 4.25% 4/15/15	3.5	0.0
Intel Corp. 3.25% 8/1/39	2.6	3.0
Ford Motor Co. 4.25% 11/15/16	2.6	3.3
Alpha Natural Resources, Inc. 2.375% 4/15/15	2.5	1.8
Chesapeake Energy Corp. 2.5% 5/15/37	2.4	2.3
Hertz Global Holdings, Inc. 5.25% 6/1/14	2.1	2.0
	36.3
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	20.7	23.4
Information Technology	19.1	17.9
Consumer Discretionary	17.1	13.0
Industrials	11.9	13.1
Financials	11.6	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Convertible Securities 83.4%		Convertible Securities 88.7%
	Stocks 12.1%		Stocks 9.6%
	Nonconvertible Bonds 0.0%		Nonconvertible Bonds 0.1%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	5.0%	** Foreign investments	4.2%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 62.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 2,021
Automobiles - 2.6%
Ford Motor Co. 4.25% 11/15/16	40,000	71,684
Diversified Consumer Services - 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	15,346
Regis Corp. 5% 7/15/14	2,230	2,658
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	10,973
		28,977
Hotels, Restaurants & Leisure - 3.5%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	95,365
Media - 1.1%
Virgin Media, Inc. 6.5% 11/15/16	8,000	15,330
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	15,400
		30,730
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,970
TOTAL CONSUMER DISCRETIONARY		231,747
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,593
Food Products - 0.9%
Smithfield Foods, Inc. 4% 6/30/13	22,250	25,890
TOTAL CONSUMER STAPLES		41,483
ENERGY - 15.6%
Energy Equipment & Services - 1.6%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,675
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	7,663
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,855
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	11,219
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	7,219
		42,631
Oil, Gas & Consumable Fuels - 14.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	52,000	67,501
Chesapeake Energy Corp. 2.5% 5/15/37	60,250	66,787
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. 4% 4/1/17	$ 2,160	$ 5,584
Peabody Energy Corp. 4.75% 12/15/66	122,250	154,035
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	31,700
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	15,244
Western Refining, Inc. 5.75% 6/15/14	24,185	43,088
		383,939
TOTAL ENERGY		426,570
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	19,877
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 2.4%
Alere, Inc. 3% 5/15/16	31,000	35,960
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	19,740
SonoSite, Inc. 3.75% 7/15/14	7,000	8,105
Volcano Corp. 2.875% 9/1/15	1,890	2,398
		66,203
Health Care Providers & Services - 0.2%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,003
3.75% 12/15/25	3,610	4,807
		6,810
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,160
Pharmaceuticals - 1.2%
Akorn, Inc. 3.5% 6/1/16 (g)	5,000	5,294
Biovail Corp. 5.375% 8/1/14 (g)	5,000	18,445
Nektar Therapeutics 3.25% 9/28/12	9,000	8,904
		32,643
TOTAL HEALTH CARE		109,816
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.7%
GenCorp, Inc. 4.0625% 12/31/39	$ 7,830	$ 7,967
Textron, Inc. 4.5% 5/1/13	6,440	11,701
		19,668
Airlines - 3.2%
AMR Corp. 6.25% 10/15/14	17,990	18,416
Continental Airlines, Inc. 4.5% 1/15/15	9,280	13,734
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,512
4.5% 6/30/21	5,000	5,006
6% 10/15/29	3,600	10,575
US Airways Group, Inc.:
7% 9/30/20 (g)	4,810	4,804
7.25% 5/15/14	11,200	24,349
		87,396
Commercial Services & Supplies - 1.2%
Metalico, Inc. 7% 4/30/28	34,000	31,620
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14	8,000	12,345
Electrical Equipment - 0.7%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	20,190
Machinery - 2.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,376
2.375% 5/15/26	8,000	7,820
3.5% 4/1/18 (g)	2,860	2,948
Terex Corp. 4% 6/1/15	19,590	38,559
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,900
		70,603
Marine - 0.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	23,460
Road & Rail - 2.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	58,052
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	960	2,466
TOTAL INDUSTRIALS		325,800
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.2%
Finisar Corp. 5% 10/15/29 (g)	$ 2,500	$ 6,216
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	14,989
L-3 Communications Corp. 3% 8/1/35	3,000	3,038
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	9,875
		34,118
Computers & Peripherals - 1.8%
EMC Corp.:
1.75% 12/1/13 (g)	17,000	30,738
1.75% 12/1/13	10,000	18,081
		48,819
Electronic Equipment & Components - 1.6%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,527
Itron, Inc. 2.5% 8/1/26	5,000	5,025
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,888
SYNNEX Corp. 4% 5/15/18	10,000	12,818
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (g)	7,000	8,800
2.25% 5/15/41 (g)	7,000	6,871
		42,929
Internet Software & Services - 1.4%
Equinix, Inc.:
3% 10/15/14	10,000	11,335
4.75% 6/15/16	10,000	14,224
VeriSign, Inc. 3.25% 8/15/37	10,000	11,909
		37,468
IT Services - 1.8%
Alliance Data Systems Corp. 4.75% 5/15/14	10,200	21,152
CACI International, Inc. 2.125% 5/1/14	6,000	7,680
DST Systems, Inc. 4.125% 8/15/23	8,267	9,631
Telvent GIT SA 5.5% 4/15/15 (g)	9,000	10,992
		49,455
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	12,371
Amkor Technology, Inc. 6% 4/15/14	13,890	31,564
Evergreen Solar, Inc. 4% 7/15/20	2,000	723
Intel Corp. 3.25% 8/1/39	58,000	72,126
Micron Technology, Inc. 4.25% 10/15/13	6,130	12,934
Novellus Systems, Inc. 2.625% 5/15/41 (g)	20,000	21,622
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	$ 3,750	$ 6,162
2.625% 12/15/26	35,330	44,869
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,025
SunPower Corp. 4.75% 4/15/14	2,020	2,194
Xilinx, Inc. 3.125% 3/15/37	10,000	12,478
		228,068
Software - 1.1%
Nuance Communications, Inc. 2.75% 8/15/27	23,085	30,559
TOTAL INFORMATION TECHNOLOGY		471,416
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. 5.25% 3/15/14	5,000	13,431
ArcelorMittal SA 5% 5/15/14	2,170	2,974
Goldcorp, Inc. 2% 8/1/14	5,000	6,332
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,935
		29,672
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	9,990	10,052
Level 3 Communications, Inc. 7% 3/15/15	10,000	15,613
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,613
		33,278
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	32,302
TOTAL TELECOMMUNICATION SERVICES		65,580
TOTAL CONVERTIBLE BONDS (Cost $1,430,006)		1,721,961
Common Stocks - 12.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Johnson Controls, Inc.	344,134	$ 13,628
Diversified Consumer Services - 0.3%
Service Corp. International	643,000	7,382
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(e)(f)	230,377	34
Media - 0.0%
HMH Holdings, Inc. (a)(h)	52,880	251
HMH Holdings, Inc. warrants 3/9/17 (a)(h)	164,823	82
		333
TOTAL CONSUMER DISCRETIONARY		21,377
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd.	97,596	7,266
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.	513,600	16,096
El Paso Corp.	5,191,964	109,291
McMoRan Exploration Co. (a)(e)	450,000	8,289
		133,676
FINANCIALS - 1.8%
Commercial Banks - 1.8%
Huntington Bancshares, Inc.	5,620,500	37,095
KeyCorp	1,608,600	13,625
		50,720
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International, Inc. (Canada)	395,333	20,722
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Finisar Corp. (a)	374,120	8,986
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	12,471
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)(e)	843,200	$ 5,388
ON Semiconductor Corp. (a)	2,169,500	24,342
		29,730
TOTAL INFORMATION TECHNOLOGY		51,187
MATERIALS - 1.7%
Chemicals - 1.7%
Celanese Corp. Class A	896,330	46,690
TOTAL COMMON STOCKS (Cost $231,423)		331,638
Convertible Preferred Stocks - 20.5%

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. 5.875%	100,000	5,858
Automobiles - 6.2%
General Motors Co. 4.75%	3,361,600	168,414
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	2,085
Leisure Equipment & Products - 0.4%
Callaway Golf Co. 7.50%	100,000	11,438
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	10,805
LodgeNet Entertainment Corp. 10.00% (g)	11,118	13,665
		24,470
TOTAL CONSUMER DISCRETIONARY		212,265
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Archer Daniels Midland Co. 6.25%	600,000	24,492
Bunge Ltd. 4.875%	237,000	24,855
		49,347
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. 6.00%	94,200	$ 6,267
FINANCIALS - 9.1%
Commercial Banks - 4.9%
Huntington Bancshares, Inc. 8.50%	2,100	2,415
Wells Fargo & Co. 7.50%	120,550	130,797
		133,212
Diversified Financial Services - 3.8%
Bank of America Corp. Series L, 7.25%	47,085	49,439
Citigroup, Inc. 7.50%	444,900	53,610
		103,049
Insurance - 0.2%
Assured Guaranty Ltd. 8.50%	100,000	6,988
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. 6.50%	98,800	5,212
TOTAL FINANCIALS		248,461
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Tenet Healthcare Corp. 7.00%	40,000	41,664
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	38,300	2,097
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $541,867)		560,101
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	89,167,402	$ 89,167
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,978,750	7,979
TOTAL MONEY MARKET FUNDS (Cost $97,146)		97,146
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,300,442)		2,710,846
NET OTHER ASSETS (LIABILITIES) - 1.0%		28,042
NET ASSETS - 100%		$ 2,738,888
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,804,000 or 11.3% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $333,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	12
Total	$ 107
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 389	$ -	$ -	$ -	$ 34
Total	$ 389	$ -	$ -	$ -	$ 34
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 233,642	$ 189,458	$ 44,102	$ 82
Consumer Staples	56,613	31,758	24,855	-
Energy	139,943	139,943	-	-
Financials	299,181	286,981	12,200	-
Health Care	62,386	20,722	41,664	-
Information Technology	51,187	51,187	-	-
Materials	46,690	46,690	-	-
Utilities	2,097	2,097	-	-
Corporate Bonds	1,721,961	-	1,721,961	-
Money Market Funds	97,146	97,146	-	-
Total Investments in Securities:	$ 2,710,846	$ 865,982	$ 1,844,782	$ 82
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	598
Cost of Purchases	-
Proceeds of Sales	(2,392)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 82
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	4.4%
BBB	3.5%
BB	21.4%
B	10.8%
CCC,CC,C	9.9%
Not Rated	12.9%
Equities	32.6%
Short-Term Investments and Net Other Assets	4.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $298,128,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,730) - See accompanying schedule: Unaffiliated issuers (cost $2,198,656)	$ 2,613,666
Fidelity Central Funds (cost $97,146)	97,146
Other affiliated issuers (cost $4,640)	34
Total Investments (cost $2,300,442)		$ 2,710,846
Receivable for investments sold		24,009
Receivable for fund shares sold		2,463
Dividends receivable		5,378
Interest receivable		13,034
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		1
Other receivables		5
Total assets		2,755,752

Liabilities
Payable for investments purchased	$ 5,000
Payable for fund shares redeemed	2,593
Accrued management fee	756
Distribution and service plan fees payable	26
Other affiliated payables	473
Other payables and accrued expenses	37
Collateral on securities loaned, at value	7,979
Total liabilities		16,864

Net Assets		$ 2,738,888
Net Assets consist of:
Paid in capital		$ 2,506,992
Undistributed net investment income		23,587
Accumulated undistributed net realized gain (loss) on investments		(202,095)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		410,404
Net Assets		$ 2,738,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($46,820.4 ÷ 1,708.85 shares)	$ 27.40

Maximum offering price per share (100/94.25 of $27.40)	$ 29.07
Class T: Net Asset Value and redemption price per share ($8,116.6 ÷ 296.22 shares)	$ 27.40

Maximum offering price per share (100/96.50 of $27.40)	$ 28.39
Class B: Net Asset Value and offering price per share ($1,527.7 ÷ 55.87 shares)A	$ 27.34

Class C: Net Asset Value and offering price per share ($16,082.4 ÷ 589.42 shares)A	$ 27.29

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,636,789.0 ÷ 95,933.58 shares)	$ 27.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,551.9 ÷ 1,076.42 shares)	$ 27.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 18,010
Interest		28,336
Income from Fidelity Central Funds		107
Total income		46,453

Expenses
Management fee Basic fee	$ 6,001
Performance adjustment	(1,397)
Transfer agent fees	2,364
Distribution and service plan fees	114
Accounting and security lending fees	392
Custodian fees and expenses	17
Independent trustees' compensation	7
Registration fees	118
Audit	42
Legal	9
Miscellaneous	16
Total expenses before reductions	7,683
Expense reductions	(11)	7,672
Net investment income (loss)		38,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		99,576
Change in net unrealized appreciation (depreciation) on investment securities		212,113
Net gain (loss)		311,689
Net increase (decrease) in net assets resulting from operations		$ 350,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,781	$ 84,135
Net realized gain (loss)	99,576	77,314
Change in net unrealized appreciation (depreciation)	212,113	227,214
Net increase (decrease) in net assets resulting from operations	350,470	388,663
Distributions to shareholders from net investment income	(41,328)	(87,526)
Share transactions - net increase (decrease)	108,463	(332,532)
Total increase (decrease) in net assets	417,605	(31,395)

Net Assets
Beginning of period	2,321,283	2,352,678
End of period (including undistributed net investment income of $23,587 and undistributed net investment income of $26,134, respectively)	$ 2,738,888	$ 2,321,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.35	.75	.58
Net realized and unrealized gain (loss)	3.23	3.01	8.53
Total from investment operations	3.58	3.76	9.11
Distributions from net investment income	(.40)	(.79)	(.65)
Net asset value, end of period	$ 27.40	$ 24.22	$ 21.25
Total Return B,C,D	14.88%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.87%	1.04% A
Expenses net of fee waivers, if any	.85% A	.87%	1.04% A
Expenses net of all reductions	.85% A	.87%	1.04% A
Net investment income (loss)	2.68% A	3.29%	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 47	$ 19	$ 6
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.32	.69	.57
Net realized and unrealized gain (loss)	3.22	3.01	8.52
Total from investment operations	3.54	3.70	9.09
Distributions from net investment income	(.37)	(.72)	(.63)
Net asset value, end of period	$ 27.40	$ 24.23	$ 21.25
Total Return B,C,D	14.69%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.13%	1.25% A
Expenses net of fee waivers, if any	1.13% A	1.13%	1.25% A
Expenses net of all reductions	1.13% A	1.13%	1.25% A
Net investment income (loss)	2.40% A	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 2
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.24	.56	.50
Net realized and unrealized gain (loss)	3.22	3.01	8.51
Total from investment operations	3.46	3.57	9.01
Distributions from net investment income	(.29)	(.62)	(.58)
Net asset value, end of period	$ 27.34	$ 24.17	$ 21.22
Total Return B,C,D	14.37%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.70% A	1.69%	1.78% A
Expenses net of fee waivers, if any	1.70% A	1.69%	1.78% A
Expenses net of all reductions	1.70% A	1.69%	1.78% A
Net investment income (loss)	1.84% A	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1	$ 1
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.25	.56	.47
Net realized and unrealized gain (loss)	3.21	3.01	8.53
Total from investment operations	3.46	3.57	9.00
Distributions from net investment income	(.31)	(.63)	(.59)
Net asset value, end of period	$ 27.29	$ 24.14	$ 21.20
Total Return B,C,D	14.43%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.63% A	1.66%	1.80% A
Expenses net of fee waivers, if any	1.63% A	1.66%	1.80% A
Expenses net of all reductions	1.63% A	1.66%	1.80% A
Net investment income (loss)	1.91% A	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 5	$ 2
Portfolio turnover rate G	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21	$ 22.14
Income from Investment Operations
Net investment income (loss) D	.39	.81	.96	.76	.59	.49
Net realized and unrealized gain (loss)	3.23	3.02	7.78	(14.43)	3.43	3.09
Total from investment operations	3.62	3.83	8.74	(13.67)	4.02	3.58
Distributions from net investment income	(.42)	(.84)	(.99)	(.64)	(.50)	(.50)
Distributions from net realized gain	-	-	-	(.85)	(.02)	(.01)
Total distributions	(.42)	(.84)	(.99)	(1.49)	(.52)	(.51)
Net asset value, end of period	$ 27.49	$ 24.29	$ 21.30	$ 13.55	$ 28.71	$ 25.21
Total Return B,C	15.04%	18.37%	67.65%	(50.09)%	16.02%	16.38%
Ratios to Average Net Assets E,G
Expenses before reductions	.57% A	.59%	.70%	.78%	.79%	.83%
Expenses net of fee waivers, if any	.57% A	.59%	.69%	.78%	.79%	.83%
Expenses net of all reductions	.57% A	.59%	.69%	.78%	.79%	.83%
Net investment income (loss)	2.96% A	3.57%	5.59%	3.06%	2.11%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 2,637	$ 2,287	$ 2,340	$ 1,439	$ 2,919	$ 2,083
Portfolio turnover rate F	30% A	28%	31%	39%	24%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.39	.80	.63
Net realized and unrealized gain (loss)	3.22	3.02	8.54
Total from investment operations	3.61	3.82	9.17
Distributions from net investment income	(.43)	(.84)	(.67)
Net asset value, end of period	$ 27.45	$ 24.27	$ 21.29
Total Return B,C	14.99%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.61% A	.60%	.73% A
Expenses net of fee waivers, if any	.61% A	.60%	.73% A
Expenses net of all reductions	.61% A	.60%	.73% A
Net investment income (loss)	2.92% A	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 6	$ 3
Portfolio turnover rate F	30% A	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 478,459
Gross unrealized depreciation	(62,328)
Net unrealized appreciation (depreciation) on securities and other investments	$ 416,131
Tax cost	$ 2,294,715

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $392,813 and $374,746, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 40	$ 3
Class T	.25%	.25%	15	-
Class B	.75%	.25%	7	5
Class C	.75%	.25%	52	32
			$ 114	$ 40

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32
Class T	2
Class B*	1
Class C*	1
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 33.21
Class T	7.24
Class B	2.30
Class C	12.23
Convertible Securities	2,290.18
Institutional Class	20.22
	$ 2,364

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes one hundred thirteen dollars from securities loaned to FCM. Total security lending income during the period amounted to $12.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 419	$ 362
Class T	72	84
Class B	14	26
Class C	99	87
Convertible Securities	40,483	86,745
Institutional Class	241	222
Total	$ 41,328	$ 87,526

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,187	1,087	$ 31,556	$ 24,711
Reinvestment of distributions	13	13	327	297
Shares redeemed	(269)	(592)	(7,082)	(13,289)
Net increase (decrease)	931	508	$ 24,801	$ 11,719
Class T
Shares sold	165	218	$ 4,400	$ 5,074
Reinvestment of distributions	3	4	70	81
Shares redeemed	(17)	(168)	(462)	(3,714)
Net increase (decrease)	151	54	$ 4,008	$ 1,441
Class B
Shares sold	16	44	$ 413	$ 1,007
Reinvestment of distributions	-	1	10	17
Shares redeemed	(8)	(27)	(206)	(604)
Net increase (decrease)	8	18	$ 217	$ 420
Class C
Shares sold	398	180	$ 10,561	$ 4,099
Reinvestment of distributions	3	3	74	72
Shares redeemed	(22)	(52)	(587)	(1,197)
Net increase (decrease)	379	131	$ 10,048	$ 2,974
Convertible Securities
Shares sold	15,097	18,970	$ 401,986	$ 430,425
Reinvestment of distributions	1,391	3,506	36,002	78,155
Shares redeemed	(14,696)	(38,186)	(390,510)	(860,169)
Net increase (decrease)	1,792	(15,710)	$ 47,478	$ (351,589)
Institutional Class
Shares sold	971	400	$ 25,898	$ 9,185
Reinvestment of distributions	6	6	147	133
Shares redeemed	(154)	(298)	(4,134)	(6,815)
Net increase (decrease)	823	108	$ 21,911	$ 2,503

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ACVSI-USAN-0711
1.884061.102

Fidelity®
Equity-Income II
Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Equity-Income II	.67%
Actual		$ 1,000.00	$ 1,171.50	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.54%
Actual		$ 1,000.00	$ 1,171.60	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	3.2
Wells Fargo & Co.	2.9	3.1
AT&T, Inc.	2.9	2.3
Chevron Corp.	2.6	2.5
Pfizer, Inc.	2.5	2.1
Royal Dutch Shell PLC Class A sponsored ADR	2.3	1.6
PNC Financial Services Group, Inc.	2.1	2.0
Bank of America Corp.	2.0	2.1
Exxon Mobil Corp.	2.0	2.2
General Electric Co.	1.8	1.6
	24.5
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	26.3
Energy	14.3	14.4
Consumer Discretionary	12.9	14.8
Industrials	10.9	11.2
Health Care	9.7	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 96.5%		Stocks 96.6%
	Convertible Securities 2.5%		Convertible Securities 2.1%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	14.5%	** Foreign investments	11.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.6%
Denso Corp.	90,300	$ 3,247
Denso Corp. sponsored ADR	240,700	4,289
Johnson Controls, Inc.	634,064	25,109
		32,645
Automobiles - 1.2%
Ford Motor Co. (a)	867,528	12,944
Harley-Davidson, Inc.	1,137,758	42,279
Thor Industries, Inc.	35,760	1,155
Winnebago Industries, Inc. (a)	544,000	6,229
		62,607
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	319,812	74
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,576,500	25,539
Household Durables - 3.5%
KB Home	276,700	3,398
Lennar Corp. Class A	562,700	10,680
Newell Rubbermaid, Inc.	327,640	5,835
PulteGroup, Inc. (a)	2,500,300	21,103
Stanley Black & Decker, Inc.	547,986	40,485
Toll Brothers, Inc. (a)	4,402,250	95,749
Whirlpool Corp.	196,088	16,432
		193,682
Media - 2.4%
Belo Corp. Series A	888,073	7,051
Comcast Corp.:
Class A	961,900	24,278
Class A (special) (non-vtg.)	809,100	19,054
The Walt Disney Co.	1,210,514	50,394
Time Warner, Inc.	855,117	31,152
		131,929
Multiline Retail - 0.7%
Macy's, Inc.	854,319	24,673
Target Corp.	242,156	11,994
Tuesday Morning Corp. (a)	468,400	2,314
		38,981
Specialty Retail - 1.7%
Home Depot, Inc.	1,812,200	65,747
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	907,400	$ 21,905
OfficeMax, Inc. (a)	639,100	5,343
		92,995
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	254,600	19,190
Phillips-Van Heusen Corp.	267,754	17,664
Warnaco Group, Inc. (a)	152,059	8,386
		45,240
TOTAL CONSUMER DISCRETIONARY		623,692
CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Carlsberg A/S Series B	129,700	14,992
PepsiCo, Inc.	777,471	55,294
The Coca-Cola Co.	426,190	28,474
		98,760
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	176,242	6,819
Sysco Corp.	382,796	12,330
Walgreen Co.	536,827	23,422
		42,571
Food Products - 0.5%
Kraft Foods, Inc. Class A	814,674	28,489
Household Products - 2.0%
Kimberly-Clark Corp.	242,821	16,585
Procter & Gamble Co.	1,373,605	92,032
		108,617
Personal Products - 0.5%
Avon Products, Inc.	1,000,148	29,714
Tobacco - 1.6%
Imperial Tobacco Group PLC	334,302	11,966
Japan Tobacco, Inc.	3,519	13,619
Philip Morris International, Inc.	835,459	59,944
		85,529
TOTAL CONSUMER STAPLES		393,680
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.2%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	791,363	$ 58,505
Halliburton Co.	598,403	30,010
Noble Corp.	1,034,491	43,314
Transocean Ltd. (United States)	80,718	5,595
		137,424
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	183,866	14,621
Apache Corp.	274,758	34,235
BP PLC sponsored ADR	1,131,142	52,304
Chevron Corp.	1,336,170	140,178
ConocoPhillips	523,165	38,306
Exxon Mobil Corp.	1,332,885	111,256
Kinder Morgan Holding Co. LLC (d)	880,400	25,787
Marathon Oil Corp.	709,868	38,454
Occidental Petroleum Corp.	315,857	34,065
Royal Dutch Shell PLC Class A sponsored ADR	1,773,800	126,703
Southwestern Energy Co. (a)	612,717	26,819
Tesoro Logistics LP	21,300	529
		643,257
TOTAL ENERGY		780,681
FINANCIALS - 26.5%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	873,810	24,563
Bank Sarasin & Co. Ltd. Series B (Reg.)	196,477	9,192
Credit Suisse Group sponsored ADR (d)	323,985	13,970
Goldman Sachs Group, Inc.	328,297	46,201
Morgan Stanley	2,522,092	60,934
State Street Corp.	749,400	34,300
UBS AG (a)	621,000	11,949
UBS AG (NY Shares) (a)	1,406,735	27,178
		228,287
Commercial Banks - 9.2%
Associated Banc-Corp.	1,907,952	26,883
Barclays PLC	5,118,685	23,394
BB&T Corp.	1,195,103	32,913
BNP Paribas SA (d)	181,600	14,166
Comerica, Inc.	380,000	13,722
Huntington Bancshares, Inc.	2,476,200	16,343
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,261,074	$ 27,621
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	3,692,100	16,873
PNC Financial Services Group, Inc.	1,840,000	114,853
SunTrust Banks, Inc.	535,500	15,064
U.S. Bancorp, Delaware	1,754,700	44,920
Wells Fargo & Co.	5,573,408	158,118
		504,870
Consumer Finance - 1.6%
American Express Co.	457,831	23,624
Capital One Financial Corp.	187,433	10,185
Discover Financial Services	1,612,100	38,432
SLM Corp.	867,281	14,778
		87,019
Diversified Financial Services - 7.4%
Bank of America Corp.	9,483,073	111,426
Citigroup, Inc.	2,342,165	96,380
CME Group, Inc.	35,388	10,112
JPMorgan Chase & Co.	4,345,153	187,887
		405,805
Insurance - 1.9%
Berkshire Hathaway, Inc. Class B (a)	282,427	22,332
First American Financial Corp.	738,862	11,881
Hartford Financial Services Group, Inc.	495,700	13,210
MetLife, Inc.	118,500	5,226
MetLife, Inc. unit	163,500	13,499
Unum Group	1,172,809	30,857
XL Group PLC Class A	386,032	9,134
		106,139
Real Estate Investment Trusts - 1.8%
Camden Property Trust (SBI)	141,673	9,107
HCP, Inc.	849,676	32,237
ProLogis Trust	327,800	5,428
Rayonier, Inc.	163,429	10,850
Segro PLC	1,329,512	7,101
Ventas, Inc.	347,773	19,614
Weyerhaeuser Co.	661,308	14,245
		98,582
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	193,658	5,118
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Indiabulls Real Estate Ltd. (a)	2,558,497	$ 6,665
Unite Group PLC (a)	1,158,697	4,111
		15,894
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	36,500	1,035
Hudson City Bancorp, Inc.	605,300	5,526
		6,561
TOTAL FINANCIALS		1,453,157
HEALTH CARE - 9.7%
Biotechnology - 1.3%
Amgen, Inc. (a)	656,100	39,720
Cephalon, Inc. (a)	124,400	9,913
Gilead Sciences, Inc. (a)	512,559	21,394
		71,027
Health Care Equipment & Supplies - 0.8%
CareFusion Corp. (a)	970,243	28,118
Covidien PLC	247,090	13,590
		41,708
Health Care Providers & Services - 0.8%
HCA Holdings, Inc.	335,500	11,706
UnitedHealth Group, Inc.	661,900	32,400
		44,106
Pharmaceuticals - 6.8%
Eli Lilly & Co.	450,952	17,353
GlaxoSmithKline PLC	1,143,323	24,856
GlaxoSmithKline PLC sponsored ADR	40,500	1,760
Johnson & Johnson	1,144,466	77,011
Merck & Co., Inc.	2,257,528	82,964
Pfizer, Inc.	6,419,635	137,701
Sanofi-Aventis	426,206	33,790
		375,435
TOTAL HEALTH CARE		532,276
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.0%
Goodrich Corp.	118,058	10,305
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	818,800	$ 48,760
Textron, Inc.	522,886	11,964
The Boeing Co.	428,117	33,406
United Technologies Corp.	663,328	58,220
		162,655
Building Products - 0.5%
Armstrong World Industries, Inc.	111,359	5,346
Masco Corp.	1,733,500	24,702
		30,048
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc. (d)	539,800	12,896
Republic Services, Inc.	772,285	24,342
		37,238
Construction & Engineering - 0.3%
Chiyoda Corp.	856,000	9,342
Fluor Corp.	84,894	5,852
		15,194
Electrical Equipment - 0.2%
Alstom SA	163,185	10,100
Industrial Conglomerates - 3.8%
General Electric Co.	5,037,497	98,936
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,048,100	29,200
Rheinmetall AG	310,542	26,708
Siemens AG sponsored ADR	346,400	46,366
Tyco International Ltd.	151,988	7,501
		208,711
Machinery - 1.4%
Briggs & Stratton Corp.	1,051,595	21,926
Cummins, Inc.	150,900	15,881
Ingersoll-Rand Co. Ltd.	615,053	30,691
SPX Corp.	134,400	11,143
		79,641
Road & Rail - 1.0%
CSX Corp.	347,800	27,581
Union Pacific Corp.	248,400	26,075
		53,656
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	90,100	$ 2,290
TOTAL INDUSTRIALS		599,533
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.6%
Cisco Systems, Inc.	1,003,315	16,856
Comverse Technology, Inc. (a)	2,142,080	15,916
		32,772
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	1,162,948	43,471
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	237,538	10,601
Avnet, Inc. (a)	216,514	7,838
TE Connectivity Ltd.	454,316	16,732
		35,171
IT Services - 0.4%
Visa, Inc. Class A	282,179	22,873
Office Electronics - 0.9%
Canon, Inc. sponsored ADR	283,910	13,622
Xerox Corp.	3,409,299	34,809
		48,431
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	2,546,100	35,085
Intel Corp.	1,376,819	30,992
Micron Technology, Inc. (a)	1,472,300	15,017
National Semiconductor Corp.	733,102	17,983
Samsung Electronics Co. Ltd.	10,453	8,742
Teradyne, Inc. (a)	303,600	4,861
		112,680
Software - 0.0%
Microsoft Corp.	90,200	2,256
TOTAL INFORMATION TECHNOLOGY		297,654
MATERIALS - 2.2%
Chemicals - 1.5%
Clariant AG (Reg.) (a)	1,307,528	28,729
Dow Chemical Co.	700,232	25,299
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	362,774	$ 19,336
PPG Industries, Inc.	121,400	10,768
		84,132
Metals & Mining - 0.7%
Alcoa, Inc.	606,603	10,197
Commercial Metals Co.	407,409	6,066
Freeport-McMoRan Copper & Gold, Inc.	142,552	7,361
United States Steel Corp. (d)	244,411	11,270
		34,894
TOTAL MATERIALS		119,026
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	5,008,639	158,073
CenturyLink, Inc.	821,749	35,491
Koninklijke KPN NV	634,807	9,320
Verizon Communications, Inc.	1,470,348	54,300
		257,184
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	5,793,247	33,890
TOTAL TELECOMMUNICATION SERVICES		291,074
UTILITIES - 3.5%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	1,141,609	43,609
Edison International	601,721	23,684
Entergy Corp.	73,650	5,019
FirstEnergy Corp.	1,325,797	59,157
PPL Corp.	576,309	16,246
		147,715
Multi-Utilities - 0.8%
National Grid PLC	510,000	5,265
PG&E Corp.	387,878	16,826
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	625,920	$ 20,968
Veolia Environnement	122,600	3,730
		46,789
TOTAL UTILITIES		194,504
TOTAL COMMON STOCKS (Cost $4,460,220)		5,285,277
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
General Motors Co. 4.75%	849,200	42,545
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75%	12,800	1,542
TOTAL CONSUMER DISCRETIONARY		44,087
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	102,900	6,846
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	7,600	8,740
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	9,761
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	285,900	7,513
XL Group PLC 10.75%	462,200	14,721
		22,234
TOTAL FINANCIALS		40,735
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	112,300	$ 6,482
TOTAL CONVERTIBLE PREFERRED STOCKS		98,150
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	76,000	13,493
TOTAL PREFERRED STOCKS (Cost $94,440)		111,643
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc. 4.25% 4/15/15	$ 13,500	15,643
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. 7% 4/1/17	14,555	12,977
TOTAL CONSUMER DISCRETIONARY		28,620
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	5,910	5,792
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/27	3,686	4,188
TOTAL CONVERTIBLE BONDS (Cost $35,602)		38,600
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	53,889,258	$ 53,889
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	79,698,650	79,699
TOTAL MONEY MARKET FUNDS (Cost $133,588)		133,588
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $4,723,850)		5,569,108
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(78,633)
NET ASSETS - 100%		$ 5,490,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,792,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	786
Total	$ 816
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 681,272	$ 677,951	$ 3,247	$ 74
Consumer Staples	393,680	380,061	13,619	-
Energy	787,527	787,527	-	-
Financials	1,493,892	1,445,050	48,842	-
Health Care	532,276	473,630	58,646	-
Industrials	599,533	587,901	11,632	-
Information Technology	297,654	297,654	-	-
Materials	119,026	119,026	-	-
Telecommunication Services	291,074	291,074	-	-
Utilities	200,986	191,991	8,995	-
Corporate Bonds	38,600	-	38,600	-
Money Market Funds	133,588	133,588	-	-
Total Investments in Securities:	$ 5,569,108	$ 5,385,453	$ 183,581	$ 74
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	75
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 74
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.5%
United Kingdom	4.6%
Switzerland	3.0%
Germany	1.9%
Ireland	1.3%
Japan	1.3%
France	1.1%
Others (Individually Less Than 1%)	1.3%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,810,776,000 of which $801,080,000 and $1,009,696,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,994) - See accompanying schedule: Unaffiliated issuers (cost $4,590,262)	$ 5,435,520
Fidelity Central Funds (cost $133,588)	133,588
Total Investments (cost $4,723,850)		$ 5,569,108
Receivable for investments sold		12,314
Receivable for fund shares sold		925
Dividends receivable		15,456
Interest receivable		366
Distributions receivable from Fidelity Central Funds		489
Prepaid expenses		3
Other receivables		347
Total assets		5,599,008

Liabilities
Payable for investments purchased	$ 16,373
Payable for fund shares redeemed	9,093
Accrued management fee	2,082
Other affiliated payables	913
Other payables and accrued expenses	373
Collateral on securities loaned, at value	79,699
Total liabilities		108,533

Net Assets		$ 5,490,475
Net Assets consist of:
Paid in capital		$ 6,178,672
Undistributed net investment income		22,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,556,156)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		845,338
Net Assets		$ 5,490,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Equity-Income II: Net Asset Value, offering price and redemption price per share ($5,118,586 ÷ 261,851 shares)	$ 19.55

Class K: Net Asset Value, offering price and redemption price per share ($371,889 ÷ 19,022 shares)	$ 19.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 59,388
Interest		865
Income from Fidelity Central Funds		816
Total income		61,069

Expenses
Management fee	$ 12,585
Transfer agent fees	4,934
Accounting and security lending fees	556
Custodian fees and expenses	67
Independent trustees' compensation	14
Appreciation in deferred trustee compensation account	1
Registration fees	36
Audit	40
Legal	11
Miscellaneous	35
Total expenses before reductions	18,279
Expense reductions	(90)	18,189
Net investment income (loss)		42,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	392,767
Foreign currency transactions	10
Total net realized gain (loss)		392,777
Change in net unrealized appreciation (depreciation) on: Investment securities	422,492
Assets and liabilities in foreign currencies	70
Total change in net unrealized appreciation (depreciation)		422,562
Net gain (loss)		815,339
Net increase (decrease) in net assets resulting from operations		$ 858,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,880	$ 83,324
Net realized gain (loss)	392,777	519,317
Change in net unrealized appreciation (depreciation)	422,562	(309,540)
Net increase (decrease) in net assets resulting from operations	858,219	293,101
Distributions to shareholders from net investment income	(40,401)	(78,814)
Share transactions - net increase (decrease)	(472,569)	(564,531)
Total increase (decrease) in net assets	345,249	(350,244)

Net Assets
Beginning of period	5,145,226	5,495,470
End of period (including undistributed net investment income of $22,621 and undistributed net investment income of $20,142, respectively)	$ 5,490,475	$ 5,145,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income II

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.81	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57
Income from Investment Operations
Net investment income (loss) D	.15	.26	.27	.33	.33	.35
Net realized and unrealized gain (loss)	2.73	.63	2.86	(9.72)	1.29	2.44
Total from investment operations	2.88	.89	3.13	(9.39)	1.62	2.79
Distributions from net investment income	(.14)	(.24)	(.29)	(.36)	(.38)	(.33)
Distributions from net realized gain	-	-	-	(1.22)	(2.07)	(1.91)
Total distributions	(.14)	(.24)	(.29)	(1.58)	(2.45)	(2.24)
Net asset value, end of period	$ 19.55	$ 16.81	$ 16.16	$ 13.32	$ 24.29	$ 25.12
Total Return B, C	17.15%	5.57%	24.07%	(41.13)%	6.90%	12.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.69%	.75%	.67%	.65%	.67%
Expenses net of fee waivers, if any	.67% A	.69%	.75%	.67%	.65%	.67%
Expenses net of all reductions	.67% A	.69%	.74%	.67%	.65%	.66%
Net investment income (loss)	1.55% A	1.57%	1.98%	1.70%	1.34%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 5,119	$ 4,777	$ 5,288	$ 5,212	$ 10,530	$ 11,635
Portfolio turnover rate F	28% A	30%	75%	76%	47%	160%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.16	.28	.29	.17
Net realized and unrealized gain (loss)	2.72	.65	2.87	(8.08)
Total from investment operations	2.88	.93	3.16	(7.91)
Distributions from net investment income	(.15)	(.27)	(.32)	(.19)
Net asset value, end of period	$ 19.55	$ 16.82	$ 16.16	$ 13.32
Total Return B, C	17.16%	5.80%	24.30%	(37.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54%	.56%	.54% A
Expenses net of fee waivers, if any	.54% A	.54%	.56%	.54% A
Expenses net of all reductions	.53% A	.54%	.56%	.54% A
Net investment income (loss)	1.68% A	1.72%	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 372	$ 368	$ 208	$ 154
Portfolio turnover rate F	28% A	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds, foreign currency transactions, certain foreign taxes, market discount,

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,118,619
Gross unrealized depreciation	(410,149)
Net unrealized appreciation (depreciation) on securities and other investments	$ 708,470
Tax cost	$ 4,860,638

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November, 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $765,847 and $1,219,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income II	$ 4,838.19
Class K	96.05
	$ 4,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to two hundred fourteen dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 10,379.37%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $786. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $90 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Equity-Income II	$ 37,339	$ 74,940
Class K	3,062	3,874
Total	$ 40,401	$ 78,814

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Equity-Income II
Shares sold	6,224	11,830	$ 117,479	$ 195,399
Reinvestment of distributions	1,916	4,305	35,347	71,108
Shares redeemed	(30,374)	(59,267)	(572,625)	(980,367)
Net increase (decrease)	(22,234)	(43,132)	$ (419,799)	$ (713,860)
Class K
Shares sold	1,728	12,200	$ 32,763	$ 201,326
Reinvestment of distributions	166	235	3,062	3,874
Shares redeemed	(4,780)	(3,385)	(88,595)	(55,871)
Net increase (decrease)	(2,886)	9,050	$ (52,770)	$ 149,329

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EII-USAN-0711
1.786811.108

Fidelity®
Equity-Income II
Fund -
Class K

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Equity-Income II	.67%
Actual		$ 1,000.00	$ 1,171.50	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.54%
Actual		$ 1,000.00	$ 1,171.60	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	3.2
Wells Fargo & Co.	2.9	3.1
AT&T, Inc.	2.9	2.3
Chevron Corp.	2.6	2.5
Pfizer, Inc.	2.5	2.1
Royal Dutch Shell PLC Class A sponsored ADR	2.3	1.6
PNC Financial Services Group, Inc.	2.1	2.0
Bank of America Corp.	2.0	2.1
Exxon Mobil Corp.	2.0	2.2
General Electric Co.	1.8	1.6
	24.5
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	26.3
Energy	14.3	14.4
Consumer Discretionary	12.9	14.8
Industrials	10.9	11.2
Health Care	9.7	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 96.5%		Stocks 96.6%
	Convertible Securities 2.5%		Convertible Securities 2.1%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	14.5%	** Foreign investments	11.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.6%
Denso Corp.	90,300	$ 3,247
Denso Corp. sponsored ADR	240,700	4,289
Johnson Controls, Inc.	634,064	25,109
		32,645
Automobiles - 1.2%
Ford Motor Co. (a)	867,528	12,944
Harley-Davidson, Inc.	1,137,758	42,279
Thor Industries, Inc.	35,760	1,155
Winnebago Industries, Inc. (a)	544,000	6,229
		62,607
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	319,812	74
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,576,500	25,539
Household Durables - 3.5%
KB Home	276,700	3,398
Lennar Corp. Class A	562,700	10,680
Newell Rubbermaid, Inc.	327,640	5,835
PulteGroup, Inc. (a)	2,500,300	21,103
Stanley Black & Decker, Inc.	547,986	40,485
Toll Brothers, Inc. (a)	4,402,250	95,749
Whirlpool Corp.	196,088	16,432
		193,682
Media - 2.4%
Belo Corp. Series A	888,073	7,051
Comcast Corp.:
Class A	961,900	24,278
Class A (special) (non-vtg.)	809,100	19,054
The Walt Disney Co.	1,210,514	50,394
Time Warner, Inc.	855,117	31,152
		131,929
Multiline Retail - 0.7%
Macy's, Inc.	854,319	24,673
Target Corp.	242,156	11,994
Tuesday Morning Corp. (a)	468,400	2,314
		38,981
Specialty Retail - 1.7%
Home Depot, Inc.	1,812,200	65,747
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	907,400	$ 21,905
OfficeMax, Inc. (a)	639,100	5,343
		92,995
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	254,600	19,190
Phillips-Van Heusen Corp.	267,754	17,664
Warnaco Group, Inc. (a)	152,059	8,386
		45,240
TOTAL CONSUMER DISCRETIONARY		623,692
CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Carlsberg A/S Series B	129,700	14,992
PepsiCo, Inc.	777,471	55,294
The Coca-Cola Co.	426,190	28,474
		98,760
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	176,242	6,819
Sysco Corp.	382,796	12,330
Walgreen Co.	536,827	23,422
		42,571
Food Products - 0.5%
Kraft Foods, Inc. Class A	814,674	28,489
Household Products - 2.0%
Kimberly-Clark Corp.	242,821	16,585
Procter & Gamble Co.	1,373,605	92,032
		108,617
Personal Products - 0.5%
Avon Products, Inc.	1,000,148	29,714
Tobacco - 1.6%
Imperial Tobacco Group PLC	334,302	11,966
Japan Tobacco, Inc.	3,519	13,619
Philip Morris International, Inc.	835,459	59,944
		85,529
TOTAL CONSUMER STAPLES		393,680
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.2%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	791,363	$ 58,505
Halliburton Co.	598,403	30,010
Noble Corp.	1,034,491	43,314
Transocean Ltd. (United States)	80,718	5,595
		137,424
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	183,866	14,621
Apache Corp.	274,758	34,235
BP PLC sponsored ADR	1,131,142	52,304
Chevron Corp.	1,336,170	140,178
ConocoPhillips	523,165	38,306
Exxon Mobil Corp.	1,332,885	111,256
Kinder Morgan Holding Co. LLC (d)	880,400	25,787
Marathon Oil Corp.	709,868	38,454
Occidental Petroleum Corp.	315,857	34,065
Royal Dutch Shell PLC Class A sponsored ADR	1,773,800	126,703
Southwestern Energy Co. (a)	612,717	26,819
Tesoro Logistics LP	21,300	529
		643,257
TOTAL ENERGY		780,681
FINANCIALS - 26.5%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	873,810	24,563
Bank Sarasin & Co. Ltd. Series B (Reg.)	196,477	9,192
Credit Suisse Group sponsored ADR (d)	323,985	13,970
Goldman Sachs Group, Inc.	328,297	46,201
Morgan Stanley	2,522,092	60,934
State Street Corp.	749,400	34,300
UBS AG (a)	621,000	11,949
UBS AG (NY Shares) (a)	1,406,735	27,178
		228,287
Commercial Banks - 9.2%
Associated Banc-Corp.	1,907,952	26,883
Barclays PLC	5,118,685	23,394
BB&T Corp.	1,195,103	32,913
BNP Paribas SA (d)	181,600	14,166
Comerica, Inc.	380,000	13,722
Huntington Bancshares, Inc.	2,476,200	16,343
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,261,074	$ 27,621
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	3,692,100	16,873
PNC Financial Services Group, Inc.	1,840,000	114,853
SunTrust Banks, Inc.	535,500	15,064
U.S. Bancorp, Delaware	1,754,700	44,920
Wells Fargo & Co.	5,573,408	158,118
		504,870
Consumer Finance - 1.6%
American Express Co.	457,831	23,624
Capital One Financial Corp.	187,433	10,185
Discover Financial Services	1,612,100	38,432
SLM Corp.	867,281	14,778
		87,019
Diversified Financial Services - 7.4%
Bank of America Corp.	9,483,073	111,426
Citigroup, Inc.	2,342,165	96,380
CME Group, Inc.	35,388	10,112
JPMorgan Chase & Co.	4,345,153	187,887
		405,805
Insurance - 1.9%
Berkshire Hathaway, Inc. Class B (a)	282,427	22,332
First American Financial Corp.	738,862	11,881
Hartford Financial Services Group, Inc.	495,700	13,210
MetLife, Inc.	118,500	5,226
MetLife, Inc. unit	163,500	13,499
Unum Group	1,172,809	30,857
XL Group PLC Class A	386,032	9,134
		106,139
Real Estate Investment Trusts - 1.8%
Camden Property Trust (SBI)	141,673	9,107
HCP, Inc.	849,676	32,237
ProLogis Trust	327,800	5,428
Rayonier, Inc.	163,429	10,850
Segro PLC	1,329,512	7,101
Ventas, Inc.	347,773	19,614
Weyerhaeuser Co.	661,308	14,245
		98,582
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	193,658	5,118
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Indiabulls Real Estate Ltd. (a)	2,558,497	$ 6,665
Unite Group PLC (a)	1,158,697	4,111
		15,894
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	36,500	1,035
Hudson City Bancorp, Inc.	605,300	5,526
		6,561
TOTAL FINANCIALS		1,453,157
HEALTH CARE - 9.7%
Biotechnology - 1.3%
Amgen, Inc. (a)	656,100	39,720
Cephalon, Inc. (a)	124,400	9,913
Gilead Sciences, Inc. (a)	512,559	21,394
		71,027
Health Care Equipment & Supplies - 0.8%
CareFusion Corp. (a)	970,243	28,118
Covidien PLC	247,090	13,590
		41,708
Health Care Providers & Services - 0.8%
HCA Holdings, Inc.	335,500	11,706
UnitedHealth Group, Inc.	661,900	32,400
		44,106
Pharmaceuticals - 6.8%
Eli Lilly & Co.	450,952	17,353
GlaxoSmithKline PLC	1,143,323	24,856
GlaxoSmithKline PLC sponsored ADR	40,500	1,760
Johnson & Johnson	1,144,466	77,011
Merck & Co., Inc.	2,257,528	82,964
Pfizer, Inc.	6,419,635	137,701
Sanofi-Aventis	426,206	33,790
		375,435
TOTAL HEALTH CARE		532,276
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.0%
Goodrich Corp.	118,058	10,305
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	818,800	$ 48,760
Textron, Inc.	522,886	11,964
The Boeing Co.	428,117	33,406
United Technologies Corp.	663,328	58,220
		162,655
Building Products - 0.5%
Armstrong World Industries, Inc.	111,359	5,346
Masco Corp.	1,733,500	24,702
		30,048
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc. (d)	539,800	12,896
Republic Services, Inc.	772,285	24,342
		37,238
Construction & Engineering - 0.3%
Chiyoda Corp.	856,000	9,342
Fluor Corp.	84,894	5,852
		15,194
Electrical Equipment - 0.2%
Alstom SA	163,185	10,100
Industrial Conglomerates - 3.8%
General Electric Co.	5,037,497	98,936
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	1,048,100	29,200
Rheinmetall AG	310,542	26,708
Siemens AG sponsored ADR	346,400	46,366
Tyco International Ltd.	151,988	7,501
		208,711
Machinery - 1.4%
Briggs & Stratton Corp.	1,051,595	21,926
Cummins, Inc.	150,900	15,881
Ingersoll-Rand Co. Ltd.	615,053	30,691
SPX Corp.	134,400	11,143
		79,641
Road & Rail - 1.0%
CSX Corp.	347,800	27,581
Union Pacific Corp.	248,400	26,075
		53,656
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	90,100	$ 2,290
TOTAL INDUSTRIALS		599,533
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.6%
Cisco Systems, Inc.	1,003,315	16,856
Comverse Technology, Inc. (a)	2,142,080	15,916
		32,772
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	1,162,948	43,471
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	237,538	10,601
Avnet, Inc. (a)	216,514	7,838
TE Connectivity Ltd.	454,316	16,732
		35,171
IT Services - 0.4%
Visa, Inc. Class A	282,179	22,873
Office Electronics - 0.9%
Canon, Inc. sponsored ADR	283,910	13,622
Xerox Corp.	3,409,299	34,809
		48,431
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	2,546,100	35,085
Intel Corp.	1,376,819	30,992
Micron Technology, Inc. (a)	1,472,300	15,017
National Semiconductor Corp.	733,102	17,983
Samsung Electronics Co. Ltd.	10,453	8,742
Teradyne, Inc. (a)	303,600	4,861
		112,680
Software - 0.0%
Microsoft Corp.	90,200	2,256
TOTAL INFORMATION TECHNOLOGY		297,654
MATERIALS - 2.2%
Chemicals - 1.5%
Clariant AG (Reg.) (a)	1,307,528	28,729
Dow Chemical Co.	700,232	25,299
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	362,774	$ 19,336
PPG Industries, Inc.	121,400	10,768
		84,132
Metals & Mining - 0.7%
Alcoa, Inc.	606,603	10,197
Commercial Metals Co.	407,409	6,066
Freeport-McMoRan Copper & Gold, Inc.	142,552	7,361
United States Steel Corp. (d)	244,411	11,270
		34,894
TOTAL MATERIALS		119,026
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	5,008,639	158,073
CenturyLink, Inc.	821,749	35,491
Koninklijke KPN NV	634,807	9,320
Verizon Communications, Inc.	1,470,348	54,300
		257,184
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	5,793,247	33,890
TOTAL TELECOMMUNICATION SERVICES		291,074
UTILITIES - 3.5%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	1,141,609	43,609
Edison International	601,721	23,684
Entergy Corp.	73,650	5,019
FirstEnergy Corp.	1,325,797	59,157
PPL Corp.	576,309	16,246
		147,715
Multi-Utilities - 0.8%
National Grid PLC	510,000	5,265
PG&E Corp.	387,878	16,826
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	625,920	$ 20,968
Veolia Environnement	122,600	3,730
		46,789
TOTAL UTILITIES		194,504
TOTAL COMMON STOCKS (Cost $4,460,220)		5,285,277
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
General Motors Co. 4.75%	849,200	42,545
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75%	12,800	1,542
TOTAL CONSUMER DISCRETIONARY		44,087
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	102,900	6,846
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	7,600	8,740
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	9,761
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	285,900	7,513
XL Group PLC 10.75%	462,200	14,721
		22,234
TOTAL FINANCIALS		40,735
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	112,300	$ 6,482
TOTAL CONVERTIBLE PREFERRED STOCKS		98,150
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	76,000	13,493
TOTAL PREFERRED STOCKS (Cost $94,440)		111,643
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc. 4.25% 4/15/15	$ 13,500	15,643
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. 7% 4/1/17	14,555	12,977
TOTAL CONSUMER DISCRETIONARY		28,620
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	5,910	5,792
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/27	3,686	4,188
TOTAL CONVERTIBLE BONDS (Cost $35,602)		38,600
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	53,889,258	$ 53,889
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	79,698,650	79,699
TOTAL MONEY MARKET FUNDS (Cost $133,588)		133,588
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $4,723,850)		5,569,108
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(78,633)
NET ASSETS - 100%		$ 5,490,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,792,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	786
Total	$ 816
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 681,272	$ 677,951	$ 3,247	$ 74
Consumer Staples	393,680	380,061	13,619	-
Energy	787,527	787,527	-	-
Financials	1,493,892	1,445,050	48,842	-
Health Care	532,276	473,630	58,646	-
Industrials	599,533	587,901	11,632	-
Information Technology	297,654	297,654	-	-
Materials	119,026	119,026	-	-
Telecommunication Services	291,074	291,074	-	-
Utilities	200,986	191,991	8,995	-
Corporate Bonds	38,600	-	38,600	-
Money Market Funds	133,588	133,588	-	-
Total Investments in Securities:	$ 5,569,108	$ 5,385,453	$ 183,581	$ 74
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1)
Cost of Purchases	75
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 74
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.5%
United Kingdom	4.6%
Switzerland	3.0%
Germany	1.9%
Ireland	1.3%
Japan	1.3%
France	1.1%
Others (Individually Less Than 1%)	1.3%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,810,776,000 of which $801,080,000 and $1,009,696,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,994) - See accompanying schedule: Unaffiliated issuers (cost $4,590,262)	$ 5,435,520
Fidelity Central Funds (cost $133,588)	133,588
Total Investments (cost $4,723,850)		$ 5,569,108
Receivable for investments sold		12,314
Receivable for fund shares sold		925
Dividends receivable		15,456
Interest receivable		366
Distributions receivable from Fidelity Central Funds		489
Prepaid expenses		3
Other receivables		347
Total assets		5,599,008

Liabilities
Payable for investments purchased	$ 16,373
Payable for fund shares redeemed	9,093
Accrued management fee	2,082
Other affiliated payables	913
Other payables and accrued expenses	373
Collateral on securities loaned, at value	79,699
Total liabilities		108,533

Net Assets		$ 5,490,475
Net Assets consist of:
Paid in capital		$ 6,178,672
Undistributed net investment income		22,621
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,556,156)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		845,338
Net Assets		$ 5,490,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Equity-Income II: Net Asset Value, offering price and redemption price per share ($5,118,586 ÷ 261,851 shares)	$ 19.55

Class K: Net Asset Value, offering price and redemption price per share ($371,889 ÷ 19,022 shares)	$ 19.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 59,388
Interest		865
Income from Fidelity Central Funds		816
Total income		61,069

Expenses
Management fee	$ 12,585
Transfer agent fees	4,934
Accounting and security lending fees	556
Custodian fees and expenses	67
Independent trustees' compensation	14
Appreciation in deferred trustee compensation account	1
Registration fees	36
Audit	40
Legal	11
Miscellaneous	35
Total expenses before reductions	18,279
Expense reductions	(90)	18,189
Net investment income (loss)		42,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	392,767
Foreign currency transactions	10
Total net realized gain (loss)		392,777
Change in net unrealized appreciation (depreciation) on: Investment securities	422,492
Assets and liabilities in foreign currencies	70
Total change in net unrealized appreciation (depreciation)		422,562
Net gain (loss)		815,339
Net increase (decrease) in net assets resulting from operations		$ 858,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,880	$ 83,324
Net realized gain (loss)	392,777	519,317
Change in net unrealized appreciation (depreciation)	422,562	(309,540)
Net increase (decrease) in net assets resulting from operations	858,219	293,101
Distributions to shareholders from net investment income	(40,401)	(78,814)
Share transactions - net increase (decrease)	(472,569)	(564,531)
Total increase (decrease) in net assets	345,249	(350,244)

Net Assets
Beginning of period	5,145,226	5,495,470
End of period (including undistributed net investment income of $22,621 and undistributed net investment income of $20,142, respectively)	$ 5,490,475	$ 5,145,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income II

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.81	$ 16.16	$ 13.32	$ 24.29	$ 25.12	$ 24.57
Income from Investment Operations
Net investment income (loss) D	.15	.26	.27	.33	.33	.35
Net realized and unrealized gain (loss)	2.73	.63	2.86	(9.72)	1.29	2.44
Total from investment operations	2.88	.89	3.13	(9.39)	1.62	2.79
Distributions from net investment income	(.14)	(.24)	(.29)	(.36)	(.38)	(.33)
Distributions from net realized gain	-	-	-	(1.22)	(2.07)	(1.91)
Total distributions	(.14)	(.24)	(.29)	(1.58)	(2.45)	(2.24)
Net asset value, end of period	$ 19.55	$ 16.81	$ 16.16	$ 13.32	$ 24.29	$ 25.12
Total Return B, C	17.15%	5.57%	24.07%	(41.13)%	6.90%	12.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.69%	.75%	.67%	.65%	.67%
Expenses net of fee waivers, if any	.67% A	.69%	.75%	.67%	.65%	.67%
Expenses net of all reductions	.67% A	.69%	.74%	.67%	.65%	.66%
Net investment income (loss)	1.55% A	1.57%	1.98%	1.70%	1.34%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 5,119	$ 4,777	$ 5,288	$ 5,212	$ 10,530	$ 11,635
Portfolio turnover rate F	28% A	30%	75%	76%	47%	160%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.16	.28	.29	.17
Net realized and unrealized gain (loss)	2.72	.65	2.87	(8.08)
Total from investment operations	2.88	.93	3.16	(7.91)
Distributions from net investment income	(.15)	(.27)	(.32)	(.19)
Net asset value, end of period	$ 19.55	$ 16.82	$ 16.16	$ 13.32
Total Return B, C	17.16%	5.80%	24.30%	(37.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.54%	.56%	.54% A
Expenses net of fee waivers, if any	.54% A	.54%	.56%	.54% A
Expenses net of all reductions	.53% A	.54%	.56%	.54% A
Net investment income (loss)	1.68% A	1.72%	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 372	$ 368	$ 208	$ 154
Portfolio turnover rate F	28% A	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds, foreign currency transactions, certain foreign taxes, market discount,

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,118,619
Gross unrealized depreciation	(410,149)
Net unrealized appreciation (depreciation) on securities and other investments	$ 708,470
Tax cost	$ 4,860,638

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November, 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $765,847 and $1,219,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income II	$ 4,838.19
Class K	96.05
	$ 4,934

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to two hundred fourteen dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 10,379.37%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $786. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $90 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Equity-Income II	$ 37,339	$ 74,940
Class K	3,062	3,874
Total	$ 40,401	$ 78,814

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Equity-Income II
Shares sold	6,224	11,830	$ 117,479	$ 195,399
Reinvestment of distributions	1,916	4,305	35,347	71,108
Shares redeemed	(30,374)	(59,267)	(572,625)	(980,367)
Net increase (decrease)	(22,234)	(43,132)	$ (419,799)	$ (713,860)
Class K
Shares sold	1,728	12,200	$ 32,763	$ 201,326
Reinvestment of distributions	166	235	3,062	3,874
Shares redeemed	(4,780)	(3,385)	(88,595)	(55,871)
Net increase (decrease)	(2,886)	9,050	$ (52,770)	$ 149,329

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

EII-K-USAN-0711
1.863199.102

Fidelity®
Independence
Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Independence	.67%
Actual		$ 1,000.00	$ 1,126.20	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.54%
Actual		$ 1,000.00	$ 1,127.00	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.7	5.5
Chevron Corp.	2.7	0.0
United Continental Holdings, Inc.	2.5	2.6
Deckers Outdoor Corp.	1.8	1.5
Schlumberger Ltd.	1.8	1.9
Green Mountain Coffee Roasters, Inc.	1.7	0.0
Halliburton Co.	1.7	0.0
Informatica Corp.	1.6	1.3
LyondellBasell Industries NV Class A	1.6	0.8
Delta Air Lines, Inc.	1.6	3.4
	20.7
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	25.9
Consumer Discretionary	19.3	22.8
Energy	17.4	8.8
Industrials	13.6	17.5
Health Care	11.4	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 99.6%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	20.0%	** Foreign investments	17.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.6%
BorgWarner, Inc. (a)	400,000	$ 29,004
Automobiles - 1.8%
Bayerische Motoren Werke AG (BMW)	500,000	44,226
Ford Motor Co. (a)	2,500,000	37,300
		81,526
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	465,700	9,980
Weight Watchers International, Inc.	500,000	40,120
		50,100
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc.	530,000	12,058
Chipotle Mexican Grill, Inc. (a)	100,000	28,907
Las Vegas Sands Corp. (a)	469,000	19,482
Panera Bread Co. Class A (a)	450,000	56,264
Starwood Hotels & Resorts Worldwide, Inc.	150,000	9,147
		125,858
Household Durables - 0.6%
Gafisa SA sponsored ADR	2,584,000	28,527
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	89,800	17,663
Priceline.com, Inc. (a)	97,000	49,973
		67,636
Media - 1.0%
Comcast Corp. Class A	1,000,000	25,240
Focus Media Holding Ltd. ADR (a)(d)	600,000	18,750
		43,990
Multiline Retail - 1.2%
Lojas Renner SA	100,000	3,795
Macy's, Inc.	1,770,800	51,141
Marisa Lojas SA	100,000	1,699
		56,635
Specialty Retail - 2.2%
China ZhengTong Auto Services Holdings Ltd.	4,660,000	5,369
Tiffany & Co., Inc.	400,000	30,264
Williams-Sonoma, Inc.	1,636,100	64,053
		99,686
Textiles, Apparel & Luxury Goods - 6.5%
Arezzo Industria e Comercio SA	596,000	9,822
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Burberry Group PLC	800,000	$ 17,358
Coach, Inc.	900,000	57,294
Deckers Outdoor Corp. (a)	900,000	81,990
Fossil, Inc. (a)	500,000	52,920
LVMH Moet Hennessy - Louis Vuitton	50,000	8,697
Phillips-Van Heusen Corp.	625,800	41,284
The Swatch Group AG (Bearer)	40,000	19,899
Vera Bradley, Inc.	133,889	6,618
		295,882
TOTAL CONSUMER DISCRETIONARY		878,844
CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Hansen Natural Corp. (a)	400,000	28,660
Food & Staples Retailing - 0.1%
Droga Raia SA	197,000	3,496
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	966,500	79,611
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	371,600	38,093
Hengan International Group Co. Ltd.	2,781,000	23,976
		62,069
TOTAL CONSUMER STAPLES		173,836
ENERGY - 17.4%
Energy Equipment & Services - 6.3%
Baker Hughes, Inc.	850,000	62,841
Carbo Ceramics, Inc. (d)	300,000	45,081
Halliburton Co.	1,550,000	77,733
Saipem SpA	400,000	21,103
Schlumberger Ltd.	942,006	80,749
		287,507
Oil, Gas & Consumable Fuels - 11.1%
Alpha Natural Resources, Inc. (a)(d)	300,000	16,437
Chevron Corp.	1,150,000	120,647
Concho Resources, Inc. (a)	666,300	63,039
Continental Resources, Inc. (a)(d)	725,000	48,010
Denbury Resources, Inc. (a)	500,000	10,980
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kosmos Energy Ltd.	367,500	$ 7,038
Massey Energy Co.	90,000	5,940
OAO Gazprom sponsored ADR	300,000	4,425
Oasis Petroleum, Inc. (a)(d)	600,000	18,150
Occidental Petroleum Corp.	300,000	32,355
Pioneer Natural Resources Co.	750,000	68,865
Tesoro Corp. (a)	300,000	7,320
Valero Energy Corp.	800,000	22,000
Western Refining, Inc. (a)(d)	600,000	10,458
Whiting Petroleum Corp. (a)	1,000,000	67,100
		502,764
TOTAL ENERGY		790,271
FINANCIALS - 2.3%
Capital Markets - 0.9%
Apollo Global Management LLC Class A	2,401,800	43,280
Commercial Banks - 0.7%
CIT Group, Inc. (a)	200,000	8,866
Itau Unibanco Banco Multiplo SA sponsored ADR	914,700	20,883
		29,749
Consumer Finance - 0.1%
Green Dot Corp. Class A (d)	100,000	3,874
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	1,000,000	26,430
TOTAL FINANCIALS		103,333
HEALTH CARE - 11.4%
Biotechnology - 1.8%
Amgen, Inc. (a)	100,000	6,054
United Therapeutics Corp. (a)	485,300	31,336
Vertex Pharmaceuticals, Inc. (a)	800,000	43,192
		80,582
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	175,000	15,528
IDEXX Laboratories, Inc. (a)(d)	100,000	7,872
Volcano Corp. (a)	400,000	12,572
		35,972
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.7%
Accretive Health, Inc.	500,000	$ 12,170
Express Scripts, Inc. (a)	477,800	28,458
HMS Holdings Corp. (a)	271,500	21,193
Humana, Inc.	625,000	50,331
McKesson Corp.	400,000	34,244
Medco Health Solutions, Inc. (a)	399,800	23,932
UnitedHealth Group, Inc.	400,000	19,580
WellPoint, Inc.	325,000	25,405
		215,313
Health Care Technology - 0.6%
Epocrates, Inc. (a)	294,400	6,197
SXC Health Solutions Corp. (a)	400,000	23,650
		29,847
Pharmaceuticals - 3.5%
Novo Nordisk A/S Series B sponsored ADR	500,000	63,005
Shire PLC sponsored ADR	350,000	33,457
Valeant Pharmaceuticals International, Inc. (Canada)	1,156,460	60,619
		157,081
TOTAL HEALTH CARE		518,795
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.4%
Goodrich Corp.	194,200	16,952
Airlines - 4.3%
Delta Air Lines, Inc. (a)	6,900,775	69,560
United Continental Holdings, Inc. (a)(d)	4,745,000	114,592
US Airways Group, Inc. (a)	1,074,220	9,775
		193,927
Commercial Services & Supplies - 0.2%
Swisher Hygiene, Inc. (a)(f)	364,300	2,164
Swisher Hygiene, Inc. (a)(f)	1,167,445	6,935
		9,099
Construction & Engineering - 0.7%
Fluor Corp.	400,000	27,572
Shaw Group, Inc. (a)	100,000	3,653
		31,225
Electrical Equipment - 0.4%
Roper Industries, Inc.	200,000	16,694
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	300,000	$ 14,580
Machinery - 5.9%
Caterpillar, Inc.	518,000	54,804
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	3,403,800	8,044
Cummins, Inc.	432,200	45,485
Dover Corp.	600,000	40,338
Kennametal, Inc.	800,000	33,384
PACCAR, Inc.	200,000	10,000
Parker Hannifin Corp.	627,500	55,753
Sandvik AB	650,000	12,320
Weg SA	700,000	7,989
		268,117
Road & Rail - 0.6%
CSX Corp.	362,700	28,762
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
Class A (a)(e)	500,600	14,267
Class A	398,200	11,349
Mills Estruturas e Servicos de Engenharia SA	801,000	10,706
		36,322
TOTAL INDUSTRIALS		615,678
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 5.0%
Alcatel-Lucent SA sponsored ADR (a)	8,000,000	45,360
Ciena Corp. (a)(d)	200,000	5,350
HTC Corp.	800,000	34,072
JDS Uniphase Corp. (a)	600,000	12,114
Juniper Networks, Inc. (a)	1,042,300	38,159
QUALCOMM, Inc.	900,000	52,731
Riverbed Technology, Inc. (a)	1,000,000	37,920
		225,706
Computers & Peripherals - 4.3%
Apple, Inc. (a)	480,700	167,198
EMC Corp. (a)	500,000	14,235
NetApp, Inc. (a)	250,000	13,693
		195,126
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	200,000	$ 7,366
Internet Software & Services - 3.3%
Active Network, Inc.	179,800	3,299
Baidu.com, Inc. sponsored ADR (a)	200,000	27,142
Cornerstone Ondemand, Inc.	283,600	5,476
Demand Media, Inc. (d)	275,000	4,183
eBay, Inc. (a)	1,200,400	37,416
Facebook, Inc. Class B (f)	171,740	4,294
LinkedIn Corp. (a)	7,600	620
Rackspace Hosting, Inc. (a)	200,000	8,800
Renren, Inc. ADR	530,500	6,817
Tencent Holdings Ltd.	1,612,500	46,402
Yandex NV	59,700	1,997
YouKu.com, Inc. ADR (a)(d)	91,400	3,863
		150,309
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	800,000	60,832
Fidelity National Information Services, Inc.	200,000	6,436
Jack Henry & Associates, Inc.	400,000	12,496
		79,764
Semiconductors & Semiconductor Equipment - 2.5%
ARM Holdings PLC sponsored ADR (d)	600,000	17,130
Atmel Corp. (a)	300,000	4,506
Broadcom Corp. Class A	1,045,500	37,617
Freescale Semiconductor Holdings I Ltd.	939,600	17,383
NVIDIA Corp. (a)	500,000	10,020
NXP Semiconductors NV	972,000	27,731
		114,387
Software - 3.6%
Ariba, Inc. (a)	500,000	16,770
Citrix Systems, Inc. (a)	100,000	8,762
Informatica Corp. (a)	1,250,200	73,337
RealPage, Inc.	275,941	8,126
Rovi Corp. (a)	500,000	28,980
Taleo Corp. Class A (a)	500,000	18,665
VMware, Inc. Class A (a)	100,000	9,732
		164,372
TOTAL INFORMATION TECHNOLOGY		937,030
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 11.2%
Chemicals - 7.9%
Celanese Corp. Class A	450,000	$ 23,441
CF Industries Holdings, Inc.	375,000	57,668
Dow Chemical Co.	1,892,200	68,365
Ferro Corp. (a)	369,400	4,839
FMC Corp.	500,000	42,175
LyondellBasell Industries NV Class A	1,600,000	70,096
PPG Industries, Inc.	350,000	31,045
Rockwood Holdings, Inc. (a)	528,300	27,783
Umicore SA	200,000	11,019
Uralkali JSC GDR (Reg. S)	550,000	23,529
		359,960
Metals & Mining - 3.3%
Alcoa, Inc.	2,026,600	34,067
First Quantum Minerals Ltd.	50,000	6,799
Freeport-McMoRan Copper & Gold, Inc.	500,000	25,820
Molycorp, Inc. (d)	142,900	9,493
Stillwater Mining Co. (a)	1,352,500	27,388
United States Steel Corp. (d)	1,000,000	46,110
		149,677
TOTAL MATERIALS		509,637
TOTAL COMMON STOCKS (Cost $3,513,331)		4,527,424
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.14% (b)	17,606,148	17,606
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	112,893,400	112,893
TOTAL MONEY MARKET FUNDS (Cost $130,499)		130,499
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,643,830)		4,657,923
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(115,345)
NET ASSETS - 100%		$ 4,542,578
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,267,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,393,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 4,294
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 10,811
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	645
Total	$ 654
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 878,844	$ 878,844	$ -	$ -
Consumer Staples	173,836	173,836	-	-
Energy	790,271	790,271	-	-
Financials	103,333	103,333	-	-
Health Care	518,795	518,795	-	-
Industrials	615,678	606,579	9,099	-
Information Technology	937,030	932,736	-	4,294
Materials	509,637	509,637	-	-
Money Market Funds	130,499	130,499	-	-
Total Investments in Securities:	$ 4,657,923	$ 4,644,530	$ 9,099	$ 4,294
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,262
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	4,294
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(10,262)
Ending Balance	$ 4,294
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Netherlands	2.2%
Brazil	2.1%
Canada	1.9%
Cayman Islands	1.9%
Netherlands Antilles	1.8%
Denmark	1.4%
France	1.2%
China	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,483,260,000 of which $710,362,000 and $772,898,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,645) - See accompanying schedule: Unaffiliated issuers (cost $3,513,331)	$ 4,527,424
Fidelity Central Funds (cost $130,499)	130,499
Total Investments (cost $3,643,830)		$ 4,657,923
Foreign currency held at value (cost $553)		558
Receivable for investments sold		36,218
Receivable for fund shares sold		1,299
Dividends receivable		5,127
Distributions receivable from Fidelity Central Funds		263
Prepaid expenses		2
Other receivables		127
Total assets		4,701,517

Liabilities
Payable for investments purchased	$ 39,160
Payable for fund shares redeemed	4,593
Accrued management fee	1,384
Other affiliated payables	730
Other payables and accrued expenses	179
Collateral on securities loaned, at value	112,893
Total liabilities		158,939

Net Assets		$ 4,542,578
Net Assets consist of:
Paid in capital		$ 4,585,437
Undistributed net investment income		3,321
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,060,275)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,014,095
Net Assets		$ 4,542,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($4,230,232 ÷ 161,251 shares)	$ 26.23

Class K: Net Asset Value, offering price and redemption price per share ($312,346 ÷ 11,891 shares)	$ 26.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 17,449
Income from Fidelity Central Funds		654
Total income		18,103

Expenses
Management fee Basic fee	$ 12,522
Performance adjustment	(2,370)
Transfer agent fees	3,845
Accounting and security lending fees	541
Custodian fees and expenses	118
Independent trustees' compensation	11
Appreciation in deferred trustee compensation account	1
Registration fees	58
Audit	39
Legal	10
Interest	1
Miscellaneous	25
Total expenses before reductions	14,801
Expense reductions	(115)	14,686
Net investment income (loss)		3,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	437,051
Foreign currency transactions	(556)
Total net realized gain (loss)		436,495
Change in net unrealized appreciation (depreciation) on: Investment securities	88,080
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		88,100
Net gain (loss)		524,595
Net increase (decrease) in net assets resulting from operations		$ 528,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,417	$ (6,017)
Net realized gain (loss)	436,495	605,914
Change in net unrealized appreciation (depreciation)	88,100	204,885
Net increase (decrease) in net assets resulting from operations	528,012	804,782
Distributions to shareholders from net investment income	-	(7,207)
Distributions to shareholders from net realized gain	-	(1,044)
Total distributions	-	(8,251)
Share transactions - net increase (decrease)	(217,067)	(566,877)
Total increase (decrease) in net assets	310,945	229,654

Net Assets
Beginning of period	4,231,633	4,001,979
End of period (including undistributed net investment income of $3,321 and accumulated net investment loss of $96, respectively)	$ 4,542,578	$ 4,231,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.29	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46
Income from Investment Operations
Net investment income (loss) D	.02	(.03)	.06	.08	.07	.08
Net realized and unrealized gain (loss)	2.92	4.26	4.96	(12.75)	5.60	2.54
Total from investment operations	2.94	4.23	5.02	(12.67)	5.67	2.62
Distributions from net investment income	-	(.03)	(.09)	(.01)	(.10)	(.05)
Distributions from net realized gain	-	(.01)	-	(.75)	-	-
Total distributions	-	(.04)	(.09)	(.76)	(.10)	(.05)
Net asset value, end of period	$ 26.23	$ 23.29	$ 19.10	$ 14.17	$ 27.60	$ 22.03
Total Return B, C	12.62%	22.18%	35.62%	(47.19)%	25.85%	13.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.92%	.92%	.91%	.90%	.87%
Expenses net of fee waivers, if any	.67% A	.92%	.92%	.91%	.90%	.87%
Expenses net of all reductions	.66% A	.92%	.91%	.90%	.89%	.86%
Net investment income (loss)	.14% A	(.16)%	.36%	.34%	.31%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 4,230	$ 3,988	$ 3,824	$ 3,407	$ 5,899	$ 4,723
Portfolio turnover rate F	103% A	103%	173%	173%	175%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.31	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.03	- I	.09	.09
Net realized and unrealized gain (loss)	2.93	4.26	4.96	(14.47)
Total from investment operations	2.96	4.26	5.05	(14.38)
Distributions from net investment income	-	(.07)	(.11)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.07) J	(.11)	-
Net asset value, end of period	$ 26.27	$ 23.31	$ 19.12	$ 14.18
Total Return B, C	12.70%	22.37%	35.94%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.78%	.73%	.79% A
Expenses net of fee waivers, if any	.54% A	.78%	.73%	.79%A
Expenses net of all reductions	.53% A	.77%	.72%	.78%A
Net investment income (loss)	.27% A	(.01)%	.56%	1.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 243	$ 178	$ 78
Portfolio turnover rate F	103% A	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, net operating loss, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,077,024
Gross unrealized depreciation	(65,401)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,011,623

Tax cost	$ 3,646,300

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,302,643 and $2,515,049, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Independence	$ 3,774.18
Class K	71.05
	$ 3,845

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,723.40%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $213. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $645, and includes $1 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $115 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Independence	$ -	$ 6,585
Class K	-	622
Total	$ -	$ 7,207
From net realized gain
Independence	$ -	$ 998
Class K	-	46
Total	$ -	$ 1,044

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Independence
Shares sold	7,439	11,119	$ 186,141	$ 231,763
Reinvestment of distributions	-	385	-	7,469
Shares redeemed	(17,412)	(40,468)	(440,215)	(829,719)
Net increase (decrease)	(9,973)	(28,964)	$ (254,074)	$ (590,487)
Class K
Shares sold	2,909	5,967	$ 73,814	$ 122,003
Reinvestment of distributions	-	35	-	669
Shares redeemed	(1,460)	(4,890)	(36,807)	(99,062)
Net increase (decrease)	1,449	1,112	$ 37,007	$ 23,610

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FRE-USAN-0711
1.786813.108

Fidelity®
Independence
Fund -
Class K

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Independence	.67%
Actual		$ 1,000.00	$ 1,126.20	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.59	$ 3.38
Class K	.54%
Actual		$ 1,000.00	$ 1,127.00	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.7	5.5
Chevron Corp.	2.7	0.0
United Continental Holdings, Inc.	2.5	2.6
Deckers Outdoor Corp.	1.8	1.5
Schlumberger Ltd.	1.8	1.9
Green Mountain Coffee Roasters, Inc.	1.7	0.0
Halliburton Co.	1.7	0.0
Informatica Corp.	1.6	1.3
LyondellBasell Industries NV Class A	1.6	0.8
Delta Air Lines, Inc.	1.6	3.4
	20.7
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	25.9
Consumer Discretionary	19.3	22.8
Energy	17.4	8.8
Industrials	13.6	17.5
Health Care	11.4	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Stocks 99.6%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	20.0%	** Foreign investments	17.6%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.6%
BorgWarner, Inc. (a)	400,000	$ 29,004
Automobiles - 1.8%
Bayerische Motoren Werke AG (BMW)	500,000	44,226
Ford Motor Co. (a)	2,500,000	37,300
		81,526
Diversified Consumer Services - 1.1%
Anhanguera Educacional Participacoes SA	465,700	9,980
Weight Watchers International, Inc.	500,000	40,120
		50,100
Hotels, Restaurants & Leisure - 2.8%
Arcos Dorados Holdings, Inc.	530,000	12,058
Chipotle Mexican Grill, Inc. (a)	100,000	28,907
Las Vegas Sands Corp. (a)	469,000	19,482
Panera Bread Co. Class A (a)	450,000	56,264
Starwood Hotels & Resorts Worldwide, Inc.	150,000	9,147
		125,858
Household Durables - 0.6%
Gafisa SA sponsored ADR	2,584,000	28,527
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	89,800	17,663
Priceline.com, Inc. (a)	97,000	49,973
		67,636
Media - 1.0%
Comcast Corp. Class A	1,000,000	25,240
Focus Media Holding Ltd. ADR (a)(d)	600,000	18,750
		43,990
Multiline Retail - 1.2%
Lojas Renner SA	100,000	3,795
Macy's, Inc.	1,770,800	51,141
Marisa Lojas SA	100,000	1,699
		56,635
Specialty Retail - 2.2%
China ZhengTong Auto Services Holdings Ltd.	4,660,000	5,369
Tiffany & Co., Inc.	400,000	30,264
Williams-Sonoma, Inc.	1,636,100	64,053
		99,686
Textiles, Apparel & Luxury Goods - 6.5%
Arezzo Industria e Comercio SA	596,000	9,822
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Burberry Group PLC	800,000	$ 17,358
Coach, Inc.	900,000	57,294
Deckers Outdoor Corp. (a)	900,000	81,990
Fossil, Inc. (a)	500,000	52,920
LVMH Moet Hennessy - Louis Vuitton	50,000	8,697
Phillips-Van Heusen Corp.	625,800	41,284
The Swatch Group AG (Bearer)	40,000	19,899
Vera Bradley, Inc.	133,889	6,618
		295,882
TOTAL CONSUMER DISCRETIONARY		878,844
CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Hansen Natural Corp. (a)	400,000	28,660
Food & Staples Retailing - 0.1%
Droga Raia SA	197,000	3,496
Food Products - 1.7%
Green Mountain Coffee Roasters, Inc. (a)	966,500	79,611
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	371,600	38,093
Hengan International Group Co. Ltd.	2,781,000	23,976
		62,069
TOTAL CONSUMER STAPLES		173,836
ENERGY - 17.4%
Energy Equipment & Services - 6.3%
Baker Hughes, Inc.	850,000	62,841
Carbo Ceramics, Inc. (d)	300,000	45,081
Halliburton Co.	1,550,000	77,733
Saipem SpA	400,000	21,103
Schlumberger Ltd.	942,006	80,749
		287,507
Oil, Gas & Consumable Fuels - 11.1%
Alpha Natural Resources, Inc. (a)(d)	300,000	16,437
Chevron Corp.	1,150,000	120,647
Concho Resources, Inc. (a)	666,300	63,039
Continental Resources, Inc. (a)(d)	725,000	48,010
Denbury Resources, Inc. (a)	500,000	10,980
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kosmos Energy Ltd.	367,500	$ 7,038
Massey Energy Co.	90,000	5,940
OAO Gazprom sponsored ADR	300,000	4,425
Oasis Petroleum, Inc. (a)(d)	600,000	18,150
Occidental Petroleum Corp.	300,000	32,355
Pioneer Natural Resources Co.	750,000	68,865
Tesoro Corp. (a)	300,000	7,320
Valero Energy Corp.	800,000	22,000
Western Refining, Inc. (a)(d)	600,000	10,458
Whiting Petroleum Corp. (a)	1,000,000	67,100
		502,764
TOTAL ENERGY		790,271
FINANCIALS - 2.3%
Capital Markets - 0.9%
Apollo Global Management LLC Class A	2,401,800	43,280
Commercial Banks - 0.7%
CIT Group, Inc. (a)	200,000	8,866
Itau Unibanco Banco Multiplo SA sponsored ADR	914,700	20,883
		29,749
Consumer Finance - 0.1%
Green Dot Corp. Class A (d)	100,000	3,874
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	1,000,000	26,430
TOTAL FINANCIALS		103,333
HEALTH CARE - 11.4%
Biotechnology - 1.8%
Amgen, Inc. (a)	100,000	6,054
United Therapeutics Corp. (a)	485,300	31,336
Vertex Pharmaceuticals, Inc. (a)	800,000	43,192
		80,582
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	175,000	15,528
IDEXX Laboratories, Inc. (a)(d)	100,000	7,872
Volcano Corp. (a)	400,000	12,572
		35,972
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.7%
Accretive Health, Inc.	500,000	$ 12,170
Express Scripts, Inc. (a)	477,800	28,458
HMS Holdings Corp. (a)	271,500	21,193
Humana, Inc.	625,000	50,331
McKesson Corp.	400,000	34,244
Medco Health Solutions, Inc. (a)	399,800	23,932
UnitedHealth Group, Inc.	400,000	19,580
WellPoint, Inc.	325,000	25,405
		215,313
Health Care Technology - 0.6%
Epocrates, Inc. (a)	294,400	6,197
SXC Health Solutions Corp. (a)	400,000	23,650
		29,847
Pharmaceuticals - 3.5%
Novo Nordisk A/S Series B sponsored ADR	500,000	63,005
Shire PLC sponsored ADR	350,000	33,457
Valeant Pharmaceuticals International, Inc. (Canada)	1,156,460	60,619
		157,081
TOTAL HEALTH CARE		518,795
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.4%
Goodrich Corp.	194,200	16,952
Airlines - 4.3%
Delta Air Lines, Inc. (a)	6,900,775	69,560
United Continental Holdings, Inc. (a)(d)	4,745,000	114,592
US Airways Group, Inc. (a)	1,074,220	9,775
		193,927
Commercial Services & Supplies - 0.2%
Swisher Hygiene, Inc. (a)(f)	364,300	2,164
Swisher Hygiene, Inc. (a)(f)	1,167,445	6,935
		9,099
Construction & Engineering - 0.7%
Fluor Corp.	400,000	27,572
Shaw Group, Inc. (a)	100,000	3,653
		31,225
Electrical Equipment - 0.4%
Roper Industries, Inc.	200,000	16,694
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	300,000	$ 14,580
Machinery - 5.9%
Caterpillar, Inc.	518,000	54,804
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	3,403,800	8,044
Cummins, Inc.	432,200	45,485
Dover Corp.	600,000	40,338
Kennametal, Inc.	800,000	33,384
PACCAR, Inc.	200,000	10,000
Parker Hannifin Corp.	627,500	55,753
Sandvik AB	650,000	12,320
Weg SA	700,000	7,989
		268,117
Road & Rail - 0.6%
CSX Corp.	362,700	28,762
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
Class A (a)(e)	500,600	14,267
Class A	398,200	11,349
Mills Estruturas e Servicos de Engenharia SA	801,000	10,706
		36,322
TOTAL INDUSTRIALS		615,678
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 5.0%
Alcatel-Lucent SA sponsored ADR (a)	8,000,000	45,360
Ciena Corp. (a)(d)	200,000	5,350
HTC Corp.	800,000	34,072
JDS Uniphase Corp. (a)	600,000	12,114
Juniper Networks, Inc. (a)	1,042,300	38,159
QUALCOMM, Inc.	900,000	52,731
Riverbed Technology, Inc. (a)	1,000,000	37,920
		225,706
Computers & Peripherals - 4.3%
Apple, Inc. (a)	480,700	167,198
EMC Corp. (a)	500,000	14,235
NetApp, Inc. (a)	250,000	13,693
		195,126
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	200,000	$ 7,366
Internet Software & Services - 3.3%
Active Network, Inc.	179,800	3,299
Baidu.com, Inc. sponsored ADR (a)	200,000	27,142
Cornerstone Ondemand, Inc.	283,600	5,476
Demand Media, Inc. (d)	275,000	4,183
eBay, Inc. (a)	1,200,400	37,416
Facebook, Inc. Class B (f)	171,740	4,294
LinkedIn Corp. (a)	7,600	620
Rackspace Hosting, Inc. (a)	200,000	8,800
Renren, Inc. ADR	530,500	6,817
Tencent Holdings Ltd.	1,612,500	46,402
Yandex NV	59,700	1,997
YouKu.com, Inc. ADR (a)(d)	91,400	3,863
		150,309
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	800,000	60,832
Fidelity National Information Services, Inc.	200,000	6,436
Jack Henry & Associates, Inc.	400,000	12,496
		79,764
Semiconductors & Semiconductor Equipment - 2.5%
ARM Holdings PLC sponsored ADR (d)	600,000	17,130
Atmel Corp. (a)	300,000	4,506
Broadcom Corp. Class A	1,045,500	37,617
Freescale Semiconductor Holdings I Ltd.	939,600	17,383
NVIDIA Corp. (a)	500,000	10,020
NXP Semiconductors NV	972,000	27,731
		114,387
Software - 3.6%
Ariba, Inc. (a)	500,000	16,770
Citrix Systems, Inc. (a)	100,000	8,762
Informatica Corp. (a)	1,250,200	73,337
RealPage, Inc.	275,941	8,126
Rovi Corp. (a)	500,000	28,980
Taleo Corp. Class A (a)	500,000	18,665
VMware, Inc. Class A (a)	100,000	9,732
		164,372
TOTAL INFORMATION TECHNOLOGY		937,030
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 11.2%
Chemicals - 7.9%
Celanese Corp. Class A	450,000	$ 23,441
CF Industries Holdings, Inc.	375,000	57,668
Dow Chemical Co.	1,892,200	68,365
Ferro Corp. (a)	369,400	4,839
FMC Corp.	500,000	42,175
LyondellBasell Industries NV Class A	1,600,000	70,096
PPG Industries, Inc.	350,000	31,045
Rockwood Holdings, Inc. (a)	528,300	27,783
Umicore SA	200,000	11,019
Uralkali JSC GDR (Reg. S)	550,000	23,529
		359,960
Metals & Mining - 3.3%
Alcoa, Inc.	2,026,600	34,067
First Quantum Minerals Ltd.	50,000	6,799
Freeport-McMoRan Copper & Gold, Inc.	500,000	25,820
Molycorp, Inc. (d)	142,900	9,493
Stillwater Mining Co. (a)	1,352,500	27,388
United States Steel Corp. (d)	1,000,000	46,110
		149,677
TOTAL MATERIALS		509,637
TOTAL COMMON STOCKS (Cost $3,513,331)		4,527,424
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.14% (b)	17,606,148	17,606
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	112,893,400	112,893
TOTAL MONEY MARKET FUNDS (Cost $130,499)		130,499
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,643,830)		4,657,923
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(115,345)
NET ASSETS - 100%		$ 4,542,578
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,267,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,393,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 4,294
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 10,811
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	645
Total	$ 654
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 878,844	$ 878,844	$ -	$ -
Consumer Staples	173,836	173,836	-	-
Energy	790,271	790,271	-	-
Financials	103,333	103,333	-	-
Health Care	518,795	518,795	-	-
Industrials	615,678	606,579	9,099	-
Information Technology	937,030	932,736	-	4,294
Materials	509,637	509,637	-	-
Money Market Funds	130,499	130,499	-	-
Total Investments in Securities:	$ 4,657,923	$ 4,644,530	$ 9,099	$ 4,294
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,262
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	4,294
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(10,262)
Ending Balance	$ 4,294
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Netherlands	2.2%
Brazil	2.1%
Canada	1.9%
Cayman Islands	1.9%
Netherlands Antilles	1.8%
Denmark	1.4%
France	1.2%
China	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $1,483,260,000 of which $710,362,000 and $772,898,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $111,645) - See accompanying schedule: Unaffiliated issuers (cost $3,513,331)	$ 4,527,424
Fidelity Central Funds (cost $130,499)	130,499
Total Investments (cost $3,643,830)		$ 4,657,923
Foreign currency held at value (cost $553)		558
Receivable for investments sold		36,218
Receivable for fund shares sold		1,299
Dividends receivable		5,127
Distributions receivable from Fidelity Central Funds		263
Prepaid expenses		2
Other receivables		127
Total assets		4,701,517

Liabilities
Payable for investments purchased	$ 39,160
Payable for fund shares redeemed	4,593
Accrued management fee	1,384
Other affiliated payables	730
Other payables and accrued expenses	179
Collateral on securities loaned, at value	112,893
Total liabilities		158,939

Net Assets		$ 4,542,578
Net Assets consist of:
Paid in capital		$ 4,585,437
Undistributed net investment income		3,321
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,060,275)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,014,095
Net Assets		$ 4,542,578

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2011 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($4,230,232 ÷ 161,251 shares)	$ 26.23

Class K: Net Asset Value, offering price and redemption price per share ($312,346 ÷ 11,891 shares)	$ 26.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 17,449
Income from Fidelity Central Funds		654
Total income		18,103

Expenses
Management fee Basic fee	$ 12,522
Performance adjustment	(2,370)
Transfer agent fees	3,845
Accounting and security lending fees	541
Custodian fees and expenses	118
Independent trustees' compensation	11
Appreciation in deferred trustee compensation account	1
Registration fees	58
Audit	39
Legal	10
Interest	1
Miscellaneous	25
Total expenses before reductions	14,801
Expense reductions	(115)	14,686
Net investment income (loss)		3,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	437,051
Foreign currency transactions	(556)
Total net realized gain (loss)		436,495
Change in net unrealized appreciation (depreciation) on: Investment securities	88,080
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		88,100
Net gain (loss)		524,595
Net increase (decrease) in net assets resulting from operations		$ 528,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,417	$ (6,017)
Net realized gain (loss)	436,495	605,914
Change in net unrealized appreciation (depreciation)	88,100	204,885
Net increase (decrease) in net assets resulting from operations	528,012	804,782
Distributions to shareholders from net investment income	-	(7,207)
Distributions to shareholders from net realized gain	-	(1,044)
Total distributions	-	(8,251)
Share transactions - net increase (decrease)	(217,067)	(566,877)
Total increase (decrease) in net assets	310,945	229,654

Net Assets
Beginning of period	4,231,633	4,001,979
End of period (including undistributed net investment income of $3,321 and accumulated net investment loss of $96, respectively)	$ 4,542,578	$ 4,231,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.29	$ 19.10	$ 14.17	$ 27.60	$ 22.03	$ 19.46
Income from Investment Operations
Net investment income (loss) D	.02	(.03)	.06	.08	.07	.08
Net realized and unrealized gain (loss)	2.92	4.26	4.96	(12.75)	5.60	2.54
Total from investment operations	2.94	4.23	5.02	(12.67)	5.67	2.62
Distributions from net investment income	-	(.03)	(.09)	(.01)	(.10)	(.05)
Distributions from net realized gain	-	(.01)	-	(.75)	-	-
Total distributions	-	(.04)	(.09)	(.76)	(.10)	(.05)
Net asset value, end of period	$ 26.23	$ 23.29	$ 19.10	$ 14.17	$ 27.60	$ 22.03
Total Return B, C	12.62%	22.18%	35.62%	(47.19)%	25.85%	13.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.67% A	.92%	.92%	.91%	.90%	.87%
Expenses net of fee waivers, if any	.67% A	.92%	.92%	.91%	.90%	.87%
Expenses net of all reductions	.66% A	.92%	.91%	.90%	.89%	.86%
Net investment income (loss)	.14% A	(.16)%	.36%	.34%	.31%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 4,230	$ 3,988	$ 3,824	$ 3,407	$ 5,899	$ 4,723
Portfolio turnover rate F	103% A	103%	173%	173%	175%	169%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.31	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.03	- I	.09	.09
Net realized and unrealized gain (loss)	2.93	4.26	4.96	(14.47)
Total from investment operations	2.96	4.26	5.05	(14.38)
Distributions from net investment income	-	(.07)	(.11)	-
Distributions from net realized gain	-	(.01)	-	-
Total distributions	-	(.07) J	(.11)	-
Net asset value, end of period	$ 26.27	$ 23.31	$ 19.12	$ 14.18
Total Return B, C	12.70%	22.37%	35.94%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A	.78%	.73%	.79% A
Expenses net of fee waivers, if any	.54% A	.78%	.73%	.79%A
Expenses net of all reductions	.53% A	.77%	.72%	.78%A
Net investment income (loss)	.27% A	(.01)%	.56%	1.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 243	$ 178	$ 78
Portfolio turnover rate F	103% A	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, net operating loss, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,077,024
Gross unrealized depreciation	(65,401)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,011,623

Tax cost	$ 3,646,300

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,302,643 and $2,515,049, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Independence	$ 3,774.18
Class K	71.05
	$ 3,845

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,723.40%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $213. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $645, and includes $1 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $115 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Independence	$ -	$ 6,585
Class K	-	622
Total	$ -	$ 7,207
From net realized gain
Independence	$ -	$ 998
Class K	-	46
Total	$ -	$ 1,044

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Independence
Shares sold	7,439	11,119	$ 186,141	$ 231,763
Reinvestment of distributions	-	385	-	7,469
Shares redeemed	(17,412)	(40,468)	(440,215)	(829,719)
Net increase (decrease)	(9,973)	(28,964)	$ (254,074)	$ (590,487)
Class K
Shares sold	2,909	5,967	$ 73,814	$ 122,003
Reinvestment of distributions	-	35	-	669
Shares redeemed	(1,460)	(4,890)	(36,807)	(99,062)
Net increase (decrease)	1,449	1,112	$ 37,007	$ 23,610

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FRE-K-USAN-0711
1.863218.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 22, 2011